Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolios

Counterpoint Global Portfolio

Global Endurance Portfolio

Global Insight Portfolio
Global Permanence Portfolio

Growth Portfolio

Inception Portfolio
Permanence Portfolio
Vitality Portfolio

Prospectus   |   April 29, 2022, as amended May 6, 2022

Counterpoint Global Portfolio Share Class	Ticker Symbol
Class I	GLCIX
Class A	GLCAX
Class C	GLCDX
Class R6	GLCSX

Global Endurance Portfolio Share Class	Ticker Symbol
Class I	MSJIX
Class A	MSJAX
Class C	MSJCX
Class R6	MSJSX

Global Insight Portfolio Share Class	Ticker Symbol
Class I	MIGIX
Class A	MIGPX
Class L	MIGLX
Class C	MSPTX
Class R6	MGZZX

Global Permanence Portfolio Share Class	Ticker Symbol
Class I	MGKIX
Class A	MGKAX
Class C	MGKCX
Class R6	MGKQX

Growth Portfolio Share Class	Ticker Symbol
Class I	MSEQX
Class A	MSEGX
Class L	MSHLX
Class C	MSGUX
Class R6	MGRPX

Inception Portfolio Share Class	Ticker Symbol
Class I	MSSGX
Class A	MSSMX
Class L	MSSLX
Class C	MSCOX
Class R6	MFLLX

Permanence Portfolio Share Class	Ticker Symbol
Class I	MSHMX
Class A	MSHNX
Class C	MSHOX
Class R6	MSHPX

Vitality Portfolio Share Class	Ticker Symbol
Class I	MSVDX
Class A	MSVEX
Class C	MSVMX
Class R6	MSVOX

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MSIFIGRWTHPRO 4/22

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Counterpoint Global Portfolio

Investment Objective

The Counterpoint Global Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses[4]	1.59%	1.84%	4.60%	11.86%
Acquired Fund Fees and Expenses[5]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[5]	2.41%	2.91%	6.42%	12.68%
Fee Waiver and/or Expense Reimbursement[5]	1.34%	1.49%	4.25%	11.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	1.07%	1.42%	2.17%	1.02%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Counterpoint Global Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 109	$ 623	$ 1,164	$ 2,644
Class A	$ 662	$ 1,245	$ 1,853	$ 3,487
Class C	$ 320	$ 1,522	$ 2,787	$ 5,170
Class R6	$ 104	$ 2,542	$ 4,621	$ 8,570

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 109	$ 623	$ 1,164	$ 2,644
Class A	$ 662	$ 1,245	$ 1,853	$ 3,487
Class C	$ 220	$ 1,522	$ 2,787	$ 5,170
Class R6	$ 104	$ 2,542	$ 4,621	$ 8,570
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
5	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I, 1.40% for Class A, 2.15% for Class C and 1.00% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser and/or Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets.

The portfolio managers will collaborate on an ongoing basis and will allocate and rebalance the Fund’s assets across each manager’s underlying and independently managed investment strategies on an opportunistic basis given current market conditions. The Fund may invest outside of these underlying and independently managed investment strategies to the extent such investments fit within the permissible investment universe of the Fund.

The Adviser and/or Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser and/or Sub-Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser and/or Sub-Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser and/or Sub-Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies,

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Counterpoint Global Portfolio (Con’t)

specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser and/or Sub-Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser and/or Sub-Adviser determine that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Counterpoint Global Portfolio (Con’t)

purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Asset Allocation. The Fund’s allocations to the various underlying and independently managed investment strategies may cause the Fund to underperform a particular individual strategy or other funds, including those with a similar investment objective. It is possible that Fund assets could be allocated to underlying and independently managed investment strategies that perform poorly or underperform other investments under various market conditions.

•	Asia Market. The small size of securities markets and the low trading volume in many countries in Asia may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar and devaluation, all of which could decrease the value of the Fund. Some countries in the region have previously experienced currency devaluations that resulted in higher interest rates, reductions in economic activity and drops in securities prices.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Counterpoint Global Portfolio (Con’t)

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

High Quarter	06/30/20	43.58%
Low Quarter	03/31/20	-14.05%

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Since Inception
Class I (commenced operations on 6/29/2018)
Return Before Taxes	-0.58%	21.29%
Return After Taxes on Distributions[1]	-6.95%	18.54%
Return After Taxes on Distributions and Sale of Fund Shares	0.86%	16.09%
Class A (commenced operations on 6/29/2018)
Return Before Taxes	-6.17%	19.04%
Class C (commenced operations on 6/29/2018)
Return Before Taxes	-2.52%	19.94%
Class R6 (commenced operations on 6/29/2018)
Return Before Taxes	-0.59%	21.33%
MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)[2]	18.54%	14.08%[3]
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)[4]	12.93%	17.48%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of the Fund.
4	The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Counterpoint Global Portfolio (Con’t)

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director of the Adviser	Since inception
Kristian Heugh	Managing Director of the Sub-Adviser	Since inception

Purchase and Sale of Fund Shares

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Endurance Portfolio

Investment Objective

The Global Endurance Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	0.54%	0.65%	0.73%	6.79%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [3]	1.35%	1.71%	2.54%	7.60%
Fee Waiver and/or Expense Reimbursement[3]	0.34%	0.35%	0.43%	6.64%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.01%	1.36%	2.11%	0.96%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Endurance Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 103	$ 394	$ 707	$ 1,595
Class A	$ 656	$ 1,003	$ 1,374	$ 2,411
Class C	$ 314	$ 750	$ 1,312	$ 2,639
Class R6	$ 98	$ 1,639	$ 3,100	$ 6,434

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 103	$ 394	$ 707	$ 1,595
Class A	$ 656	$ 1,003	$ 1,374	$ 2,411
Class C	$ 214	$ 750	$ 1,312	$ 2,639
Class R6	$ 98	$ 1,639	$ 3,100	$ 6,434
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above-average business visibility, strong free cash flow generation and an attractive risk/reward.

The Fund will make long-term investments in companies globally that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Endurance Portfolio (Con’t)

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Endurance Portfolio (Con’t)

meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

High Quarter	06/30/20	75.29%
Low Quarter	03/31/20	-27.01%

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Since Inception
Class I (commenced operations on 12/31/2018)
Return Before Taxes	9.59%	44.21%
Return After Taxes on Distributions[1]	7.93%	43.10%
Return After Taxes on Distributions and Sale of Fund Shares	6.02%	35.84%
Class A (commenced operations on 12/31/2018)
Return Before Taxes	3.46%	41.14%
Class C (commenced operations on 12/31/2018)
Return Before Taxes	7.41%	42.62%
Class R6 (commenced operations on 12/31/2018)
Return Before Taxes	9.62%	44.27%
MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)[2]	18.54%	20.38%[3]
Lipper Global Small/Mid-Cap Funds Index (reflects no deduction for taxes)[4]	16.60%	21.27%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Endurance Portfolio (Con’t)

2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of the Fund.
4	The Lipper Global Small-/Mid-Cap Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Small-/Mid-Cap Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by a member of Counterpoint Global. Information about the member primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Manas Gautam	Executive Director	Since inception

Purchase and Sale of Fund Shares

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Insight Portfolio

Investment Objective

The Global Insight Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A, Class L or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class R6
Advisory Fee[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses[4]	0.28%	0.31%	0.49%	0.28%	16.20%
Total Annual Fund Operating Expenses [5]	1.08%	1.36%	2.04%	2.08%	17.00%
Fee Waiver and/or Expense Reimbursement[5]	0.08%	0.04%	0.19%	0.00%	16.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	1.00%	1.32%	1.85%	2.08%	0.95%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Insight Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 102	$ 336	$ 588	$ 1,310
Class A	$ 652	$ 929	$ 1,227	$ 2,071
Class L	$ 188	$ 621	$ 1,081	$ 2,354
Class C	$ 311	$ 652	$ 1,119	$ 2,226
Class R6	$ 97	$ 3,223	$ 5,644	$ 9,568

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 102	$ 336	$ 588	$ 1,310
Class A	$ 652	$ 929	$ 1,227	$ 2,071
Class L	$ 188	$ 621	$ 1,081	$ 2,354
Class C	$ 211	$ 652	$ 1,119	$ 2,226
Class R6	$ 97	$ 3,223	$ 5,644	$ 9,568
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
5	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.32% for Class A, 1.85% for Class L, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Insight Portfolio (Con’t)

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Insight Portfolio (Con’t)

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/20	57.81%
Low Quarter	12/31/18	-14.69%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Insight Portfolio (Con’t)

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 12/28/2010)
Return Before Taxes	-14.25%	24.01%	17.23%	15.59%
Return After Taxes on Distributions[1]	-22.82%	20.27%	14.62%	13.23%
Return After Taxes on Distributions and Sale of Fund Shares	-4.35%	19.03%	13.88%	12.56%
Class A (commenced operations on 12/28/2010)
Return Before Taxes	-18.99%	22.29%	16.23%	14.66%
Class L (commenced operations on 12/28/2010)
Return Before Taxes	-14.96%	22.97%	16.26%	14.63%
Class C (commenced operations on 4/30/2015)
Return Before Taxes	-15.64%	22.67%	N/A	15.87%
Class R6[2] (commenced operations on 6/14/2021)
Return Before Taxes[2]	N/A	N/A	N/A	N/A
MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)[3]	18.54%	14.40%	11.85%	10.01%[4]
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for taxes)[5]	12.93%	18.39%	13.73%	11.18%[4]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	Ordinarily, Class R6 shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. Class R6 shares of the Fund had not completed a full calendar year of operations as of December 31, 2021 and therefore Class R6 shares do not have annualized return information to report. Return information for the Fund’s Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the Fund’s Class R6 shares have a full calendar year of return information to report.
3	The MSCI All Country World Net Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
4	Since Inception reflects the inception date of Class I.
5	The Lipper Global Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	December 2010
Sam G. Chainani	Managing Director	December 2010
Jason C. Yeung	Managing Director	December 2010
Armistead B. Nash	Managing Director	December 2010
David S. Cohen	Managing Director	December 2010
Alexander T. Norton	Executive Director	December 2010

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Insight Portfolio (Con’t)

Purchase and Sale of Fund Shares

The Company has suspended offering Class L shares of the Fund for sale to all investors. The Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Permanence Portfolio

Investment Objective

The Global Permanence Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses[4]	6.97%	16.72%	23.11%	21.69%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses [5]	7.78%	17.78%	24.92%	22.50%
Fee Waiver and/or Expense Reimbursement[5]	6.77%	16.42%	22.81%	21.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	1.01%	1.36%	2.11%	0.96%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Permanence Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 103	$ 1,676	$ 3,164	$ 6,534
Class A	$ 656	$ 3,716	$ 6,044	$ 9,709
Class C	$ 314	$ 4,371	$ 7,038	$ 10,033
Class R6	$ 98	$ 3,996	$ 6,650	$ 10,143

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 103	$ 1,676	$ 3,164	$ 6,534
Class A	$ 656	$ 3,716	$ 6,044	$ 9,709
Class C	$ 214	$ 4,371	$ 7,038	$ 10,033
Class R6	$ 98	$ 3,996	$ 6,650	$ 10,143
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
5	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Fund will make long-term investments in companies globally that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Permanence Portfolio (Con’t)

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Permanence Portfolio (Con’t)

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

High Quarter	06/30/20	26.97%
Low Quarter	03/31/20	-17.69%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Global Permanence Portfolio (Con’t)

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Since Inception
Class I (commenced operations on 4/30/2019)
Return Before Taxes	19.73%	19.71%
Return After Taxes on Distributions[1]	15.36%	17.93%
Return After Taxes on Distributions and Sale of Fund Shares	14.20%	15.28%
Class A (commenced operations on 4/30/2019)
Return Before Taxes	13.01%	16.92%
Class C (commenced operations on 4/30/2019)
Return Before Taxes	17.39%	18.40%
Class R6 (commenced operations on 4/30/2019)
Return Before Taxes	19.71%	19.76%
MSCI All Country World Net Index (reflects no deduction for fees, expenses or taxes)[2]	18.54%	16.53%[3]
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for taxes)[4]	12.93%	21.33%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	The MSCI All Country World Net Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of the Fund.
4	The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	Since inception
Sam G. Chainani	Managing Director	Since inception
Jason C. Yeung	Managing Director	Since inception
Armistead B. Nash	Managing Director	Since inception
David S. Cohen	Managing Director	Since inception
Alexander T. Norton	Executive Director	Since inception
Manas Gautam	Executive Director	Since inception

Purchase and Sale of Fund Shares

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Global Permanence Portfolio (Con’t)

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Growth Portfolio

Investment Objective

The Growth Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class R6
Advisory Fee[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses[4]	0.19%	0.20%	0.16%	0.18%	0.09%
Total Annual Fund Operating Expenses	0.56%	0.82%	1.28%	1.55%	0.46%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 57	$ 179	$ 313	$ 701
Class A	$ 604	$ 773	$ 956	$ 1,485

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Growth Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class L	$ 130	$ 406	$ 702	$ 1,545
Class C	$ 258	$ 490	$ 845	$ 1,649
Class R6	$ 47	$ 148	$ 258	$ 579

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 57	$ 179	$ 313	$ 701
Class A	$ 604	$ 773	$ 956	$ 1,485
Class L	$ 130	$ 406	$ 702	$ 1,545
Class C	$ 158	$ 490	$ 845	$ 1,649
Class R6	$ 47	$ 148	$ 258	$ 579
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2021, these market capitalizations ranged between $181.2 million to $2.7 trillion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Growth Portfolio (Con’t)

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Growth Portfolio (Con’t)

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/20	58.32%
Low Quarter	12/31/18	-16.34%

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 4/2/1991)
Return Before Taxes	0.43%	32.79%	23.55%	13.35%
Return After Taxes on Distributions[1]	-4.85%	28.42%	20.68%	11.42%
Return After Taxes on Distributions and Sale of Fund Shares	2.96%	25.99%	19.31%	10.94%
Class A (commenced operations on 1/2/1996)
Return Before Taxes	-5.10%	31.03%	22.57%	12.63%
Class L (commenced operations on 4/27/2012)
Return Before Taxes	-0.30%	31.80%	N/A	21.16%
Class C (commenced operations on 4/30/2015)
Return Before Taxes	-1.32%	31.47%	N/A	22.71%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Growth Portfolio (Con’t)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class R6 (commenced operations on 9/13/2013)
Return Before Taxes	0.51%	32.90%	N/A	23.19%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	27.60%	25.32%	19.79%	11.14%[3]
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)[4]	16.77%	22.58%	17.85%	10.75%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of Class I.
4	The Lipper Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

Morgan Stanley Institutional Fund, Inc. (the “Company”) has suspended offering Class L shares of the Fund for sale to all investors. The Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Growth Portfolio (Con’t)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Inception Portfolio

Investment Objective

The Inception Portfolio (the “Fund”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class R6
Advisory Fee[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses[4]	0.24%	0.27%	0.32%	0.24%	0.12%
Acquired Fund Fees and Expenses[5]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[5]	1.16%	1.44%	1.99%	2.16%	1.04%
Fee Waiver and/or Expense Reimbursement[5]	0.12%	0.05%	0.10%	0.02%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	1.04%	1.39%	1.89%	2.14%	0.97%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Inception Portfolio (Con’t)

entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 106	$ 357	$ 627	$ 1,398
Class A	$ 659	$ 952	$ 1,266	$ 2,155
Class L	$ 192	$ 615	$ 1,063	$ 2,309
Class C	$ 317	$ 674	$ 1,158	$ 2,309
Class R6	$ 99	$ 324	$ 567	$ 1,265

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 106	$ 357	$ 627	$ 1,398
Class A	$ 659	$ 952	$ 1,266	$ 2,155
Class L	$ 192	$ 615	$ 1,063	$ 2,309
Class C	$ 217	$ 674	$ 1,158	$ 2,309
Class R6	$ 99	$ 324	$ 567	$ 1,265
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
5	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.93% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 2000® Growth Index. As of December 31, 2021, these market capitalizations ranged between $8.6 million and $11.2 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Inception Portfolio (Con’t)

term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Inception Portfolio (Con’t)

•	Small Cap Companies. Investments in small cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/20	72.82%
Low Quarter	12/31/18	-20.03%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Inception Portfolio (Con’t)

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 11/1/1989)
Return Before Taxes	-3.33%	32.34%	20.16%	13.34%
Return After Taxes on Distributions[1]	-10.65%	24.96%	15.76%	10.37%
Return After Taxes on Distributions and Sale of Fund Shares	-1.49%	23.18%	14.95%	10.10%
Class A (commenced operations on 1/2/1996)
Return Before Taxes	-8.78%	30.53%	19.15%	12.79%
Class L (commenced operations on 11/11/2011)
Return Before Taxes	-4.17%	31.23%	19.17%	18.47%
Class C (commenced operations on 5/31/2017)
Return Before Taxes	-5.06%	N/A	N/A	29.96%
Class R6 (commenced operations on 9/13/2013)
Return Before Taxes	-3.29%	32.43%	N/A	17.71%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[2]	2.83%	14.53%	14.14%	8.75%[3]
Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)[4]	11.22%	19.06%	15.51%	10.50%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of Class I.
4	The Lipper Small-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	January 1999
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	January 2002
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Company has suspended offering Class L shares of the Fund for sale to all investors. The Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Inception Portfolio (Con’t)

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Permanence Portfolio

Investment Objective

The Permanence Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses[4]	6.84%	7.93%	16.52%	19.64%
Total Annual Fund Operating Expenses [5]	7.49%	8.83%	18.17%	20.29%
Fee Waiver and/or Expense Reimbursement[5]	6.64%	7.63%	16.22%	19.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[5]	0.85%	1.20%	1.95%	0.80%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Permanence Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 87	$ 1,608	$ 3,055	$ 6,368
Class A	$ 641	$ 2,312	$ 3,857	$ 7,232
Class C	$ 298	$ 3,466	$ 5,930	$ 9,188
Class R6	$ 82	$ 3,688	$ 6,276	$ 9,984

If You HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class I	$ 87	$ 1,608	$ 3,055	$ 6,368
Class A	$ 641	$ 2,312	$ 3,857	$ 7,232
Class C	$ 198	$ 3,466	$ 5,930	$ 9,188
Class R6	$ 82	$ 3,688	$ 6,276	$ 9,984
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
4	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
5	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.95% for Class C and 0.80% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established companies located in the United States, with capitalizations within the range of companies included in the S&P 500® Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Fund will make long-term investments in companies that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Permanence Portfolio (Con’t)

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Permanence Portfolio (Con’t)

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	06/30/21	8.24%
Low Quarter	03/31/21	0.27%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Permanence Portfolio (Con’t)

Average Annual Total Returns

(for the calendar periods ended December 31, 2021)

	Past One Year	Since Inception
Class I (commenced operations on 3/31/2020)
Return Before Taxes	16.85%	40.56%
Return After Taxes on Distributions[1]	11.28%	34.88%
Return After Taxes on Distributions and Sale of Fund Shares	11.77%	29.91%
Class A (commenced operations on 3/31/2020)
Return Before Taxes	10.29%	35.83%
Class C (commenced operations on 3/31/2020)
Return Before Taxes	14.55%	38.97%
Class R6 (commenced operations on 3/31/2020)
Return Before Taxes	16.95%	40.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	28.71%	44.00%[3]
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)[4]	16.77%	48.14%[3]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
3	Since Inception reflects the inception date of the Fund.
4	Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from Class I shares’ returns. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	Since Inception
Sam G. Chainani	Managing Director	Since Inception
Jason C. Yeung	Managing Director	Since Inception
Armistead B. Nash	Managing Director	Since Inception
David S. Cohen	Managing Director	Since Inception
Alexander T. Norton	Executive Director	Since Inception
Manas Gautam	Executive Director	Since Inception

Purchase and Sale of Fund Shares

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Permanence Portfolio (Con’t)

548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Vitality Portfolio

Investment Objective

The Vitality Portfolio (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share (“NAV”) of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares”) as of the date of the transaction as well as Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled “Shareholder Information—Exchange Privilege”) that you acquired in an exchange of Class A or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary, on page 71 of the Prospectus in the section entitled “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares” and in Appendix A attached to the Prospectus.

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class C	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses[3]	0.52%	0.57%	0.57%	0.43%
Total Annual Fund Operating Expenses[4]	1.27%	1.57%	2.32%	1.18%
Fee Waiver and/or Expense Reimbursement[4]	0.32%	0.27%	0.27%	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.95%	1.30%	2.05%	0.90%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. Please refer to the section of the Prospectus entitled “Shareholder Information—Conversion Features” for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Vitality Portfolio (Con’t)

If You SOLD Your Shares
	1 Year	3 Years
Class I	$ 97	$ 371
Class A	$ 650	$ 970
Class C	$ 308	$ 699
Class R6	$ 92	$ 347

If You HELD Your Shares
	1 Year	3 Years
Class I	$ 97	$ 371
Class A	$ 650	$ 970
Class C	$ 208	$ 699
Class R6	$ 92	$ 347
1	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% that will be imposed if you sell your shares within 12 months, except for certain specific circumstances. See “Shareholder Information—How To Redeem Fund Shares” for further information about the CDSC waiver categories.
2	The Class C CDSC is only applicable if you sell your shares within one year after the last day of the month of purchase. See “Shareholder Information—How To Redeem Fund Shares” for a complete discussion of the CDSC.
3	Other Expenses have been estimated for the current fiscal year.
4	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I, 1.30% for Class A, 2.05% for Class C and 0.90% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period December 31, 2021 (commencement of operations) through December 31, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities of companies located in the United States that are principally engaged in the discovery, development, production, or distribution of products or services related to advances in healthcare. These companies include, but are not limited to, biotechnology, pharmaceuticals, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services. The Fund may also allocate to industries related to the healthcare industry, but are not primarily engaged in the scientific advancement of healthcare. The allocation among these areas will vary depending on the relative potential the Adviser sees within each area and the outlook for the overall healthcare sector.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages, strong research and development and productive new product flow, financial strength, and an attractive risk/reward profile. The Fund generally seeks investments in companies that are developing new and effective medicines, enabling novel and more efficient research and development efforts, as well as companies whose business models reduce costs or improve quality in healthcare systems.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Vitality Portfolio (Con’t)

The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the group of industries comprising the healthcare sector. Companies in the healthcare sector include biotechnology companies, pharmaceutical companies, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services. Because the Fund is concentrated in the healthcare sector, it is less diversified than stock funds that invest in a broader range of industries and, therefore, the Fund could experience significant volatility.

The Fund will invest primarily in equity securities. The Fund may also invest in privately placed and restricted securities and special purpose acquisition companies.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The equity securities in which the Fund primarily invests include common and preferred stocks, convertible securities and equity-linked securities, rights, warrants, depositary receipts, limited partnership interests, exchange-traded funds (“ETFs”), investment company securities and initial public offerings (“IPOs”).

The Fund may use certain derivatives for the purposes of hedging, risk management, portfolio management or to earn income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Private Placements and Restricted Securities. The Fund’s investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions.

•	Healthcare Sector. The Fund will concentrate its investments in the group of industries comprising the healthcare sector and, from time to time, may concentrate its investments in one or more individual industries in the group of industries comprising the healthcare sector. By concentrating its investments in the group of industries comprising the healthcare sector, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such sector. The profitability of companies in the healthcare sector may be adversely affected by, among other things, extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, costs associated with obtaining and protecting patents, product liability and other claims, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market, economic and public health developments. To the extent that the Fund concentrates its investments in one or more individual industries comprising the healthcare sector (such as, but not limited to, biotechnology, pharmaceuticals, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services companies), the Fund will be particularly susceptible to the risks associated with such industry or industries.

Biotechnology, healthcare technology, pharmaceutical and life sciences tools and services companies are heavily dependent on patents and intellectual property rights and the loss or impairment of such rights will negatively impact a company’s profitability. In addition, these companies are subject to the risk of new technologies and competition, large expenditures on research and development of products and services that may not prove commercially successful, regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments and foreign regulatory authorities, and thin capitalization. Medical equipment and supply companies are heavily dependent on patent protection and may be subject to extensive litigation based on product liability and similar claims. In addition, medical equipment companies are subject to the risk that products can become obsolete due to industry innovation, changes in technology or other market developments, and may not receive necessary regulatory approvals to become commercially viable. Healthcare providers and services companies are particularly subject to certain risks, including restrictions on government reimbursement for medical expenses, an increased emphasis on outpatient services, rising costs of medical products and public health conditions.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Fund Summary

Vitality Portfolio (Con’t)

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Summary

Vitality Portfolio (Con’t)

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of Counterpoint Global. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Anne Edelstein	Executive Director	December 2021
Jenny Leeds, Ph.D.	Vice President	December 2021

Purchase and Sale of Fund Shares

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of the Fund. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Internal Revenue Code of 1986, as amended (the “Code”), and in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Minimum Investment Amounts.”

Shares of the Fund may be purchased or sold on any day the New York Stock Exchange (“NYSE”) is open for business directly from the Fund by mail (c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone (1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Fund’s “Distributor,” Morgan Stanley Distribution, Inc. (each, a “Financial Intermediary”). In addition, you can sell Fund shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled “Shareholder Information—How To Purchase Fund Shares” and “—How To Redeem Fund Shares.”

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s web site for more information.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Counterpoint Global Portfolio

Investment Objective

The Counterpoint Global Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser and/or Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets.

Process

The portfolio managers will collaborate on an ongoing basis and will allocate and rebalance the Fund’s assets across each manager’s underlying and independently managed investment strategies on an opportunistic basis given current market conditions. The Fund may invest outside of these underlying and independently managed investment strategies to the extent such investments fit within the permissible investment universe of the Fund.

The Adviser and/or Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser and/or Sub-Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser and/or Sub-Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser and/or Sub-Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser and/or Sub-Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser and/or Sub-Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser and/or Sub-Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Details of the Fund

Global Endurance Portfolio

Investment Objective

The Global Endurance Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund will make long-term investments in companies globally that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Global Insight Portfolio

Investment Objective

The Global Insight Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Net Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Details of the Fund

Global Permanence Portfolio

Investment Objective

The Global Permanence Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund will make long-term investments in companies globally that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least 40% of its total assets in the securities of issuers located outside of the United States, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Fund may invest in equity securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Growth Portfolio

Investment Objective

The Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2021, these market capitalizations ranged between $181.2 million to $2.7 trillion. The Fund invests primarily in companies that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Inception Portfolio

Investment Objective

The Inception Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 2000® Growth Index. As of December 31, 2021, these market capitalizations ranged between $8.6 million and $11.2 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Permanence Portfolio

Investment Objective

The Permanence Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of established companies located in the United States, with capitalizations within the range of companies included in the S&P 500® Index.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Fund will make long-term investments in companies that the Adviser believes have the most durable long-term competitive advantages. The Fund may also invest in more moderate growth companies, companies with lower earnings volatility and/or companies with some cyclicality in their end markets. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund may invest in foreign securities, which may include emerging market securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Details of the Fund

Vitality Portfolio

Investment Objective

The Vitality Portfolio seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities of companies located in the United States that are principally engaged in the discovery, development, production, or distribution of products or services related to advances in healthcare. These companies include, but are not limited to, biotechnology, pharmaceuticals, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services. The Fund may also allocate to industries related to the healthcare industry, but are not primarily engaged in the scientific advancement of healthcare. The allocation among these areas will vary depending on the relative potential the Adviser sees within each area and the outlook for the overall healthcare sector.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages, strong research and development and productive new product flow, financial strength, and an attractive risk/reward profile. The Fund generally seeks investments in companies that are developing new and effective medicines, enabling novel and more efficient research and development efforts, as well as companies whose business models reduce costs or improve quality in healthcare systems. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.

The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the group of industries comprising the healthcare sector. Companies in the healthcare sector include biotechnology companies, pharmaceutical companies, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services. Because the Fund is concentrated in the healthcare sector, it is less diversified than stock funds that invest in a broader range of industries and, therefore, the Fund could experience significant volatility.

The Fund will invest primarily in equity securities. The Fund may also invest in privately placed and restricted securities and special purpose acquisition companies.

The Adviser may invest up to 25% of the Fund’s total assets in foreign securities, including emerging market securities and securities classified ADRs, GDRs, ADSs or GDSs foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The equity securities in which the Fund primarily invests include common and preferred stocks, convertible securities and equity-linked securities, rights, warrants, depositary receipts, limited partnership interests, ETFs, investment company securities and IPOs.

The Fund may use certain derivatives for the purposes of hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks

This section discusses additional information relating to the Funds’ investment strategies, other types of investments that the Funds may make and related risk factors. The Funds’ investment practices and limitations are also described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress and disruption to consumer demand, economic output and supply chains as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund, including those described below, could be heightened and a Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time.

References to the Adviser, when used in connection with its activities as investment adviser, include the Sub-Adviser acting under its supervision.

Asia Market

The small size of securities markets and the low trading volume in many countries in Asia may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar and devaluation, all of which could decrease the value of a Fund. Some countries in the region have previously experienced currency devaluations that resulted in higher interest rates, reductions in economic activity and drops in securities prices.

Asset Allocation

A Fund’s allocations to its various underlying and independently managed investment strategies may cause the Fund to underperform a particular individual strategy or other funds, including those with a similar investment objective. It is possible that Fund assets could be allocated to underlying and independently managed investment strategies that perform poorly or underperform other investments under various market conditions.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Funds may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying

Morgan Stanley Institutional Fund, Inc Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks (Con’t)

securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Focused Investing

To the extent that a Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Liquidity

The Funds may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If a Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Market and Geopolitical Risk

The value of your investment in a Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities a Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose a Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect a Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact a Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates may adversely affect market and economic conditions, a Fund’s investments and an investment in a Fund. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which a Fund seeks to invest may be unavailable entirely or in the specific quantities sought by a Fund. As a result, a Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund’s portfolio. There is a risk that you may lose money by investing in a Fund.

Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect a Fund’s investments and other operations.

Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price, exacerbate pre-existing political, social and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.

Certain countries and regulatory bodies use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Additional Information About the Fund’s Investment Strategies and Related Risks

Additional Information About the Funds’ Investment Strategies and Related Risks (Con’t)

keep money with the bank. To the extent the Fund holds a debt instrument or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment.

Small and Mid Cap Companies

A Fund’s investments in small and mid cap companies carry more risk than investments in larger companies. While some of a Fund’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on a Fund’s ability to sell certain securities at favorable prices and may also make it difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s securities. Investing in lesser-known, small and mid cap companies involves greater risk of volatility of a Fund’s net asset value per share (“NAV”) than is customarily associated with larger, more established companies. In addition, at times, small and mid cap growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value. Often small and mid cap companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. The shares of small and micro cap companies may be thinly traded and may be at risk of delisting from a securities exchange, making it difficult for a Fund to buy and sell shares of a particular small and micro cap company.

Foreign Investing

To the extent that a Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Funds’ securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of a Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for a Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals may adversely affect a Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by less stringent investor protections and disclosure standards, and governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Fund’s investments. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Moreover, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Any of these actions could severely affect security prices, which could result in losses to the Fund and increased transaction costs, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets back into the United States, or otherwise adversely affect a Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for

Morgan Stanley Institutional Fund, Inc Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks (Con’t)

instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Fund holds illiquid investments, its portfolio may be harder to value.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. A Fund’s investments in foreign securities are subject to economic sanctions and trade laws in the United States and other jurisdictions. These laws and related governmental actions, including counter-sanctions and other retaliatory measures, can, from time to time, prevent or prohibit a Fund from investing in certain foreign securities. In addition, economic sanctions could prohibit a Fund from transacting with particular countries, organizations, companies, entities and/or individuals by banning them from global payment systems that facilitate cross-border payments, restricting their ability to settle securities transactions, and freezing their assets. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value of securities issued by the sanctioned country or companies located in, or economically linked to, the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in, or economically linked to, the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Economic sanctions or other similar measures could, among other things, effectively restrict or eliminate a Fund’s ability to purchase or sell securities, negatively impact the value or liquidity of a Fund’s investments, significantly delay or prevent the settlement of a Fund’s securities transactions, force a Fund to sell or otherwise dispose of investments at inopportune times or prices, increase a Fund’s transaction costs, make a Fund’s investments more difficult to value or impair a Fund’s ability to meet its investment objective or invest in accordance with its investment strategies. These conditions may be in place for a substantial period of time and enacted with limited advance notice to a Fund.

Emerging Market Securities

Certain Funds may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In addition, due to jurisdictional limitations, U.S. authorities (e.g., SEC and the U.S. Department of Justice) may be limited in their ability to enforce regulatory or legal obligations in emerging market countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Frontier Market Securities

Certain Funds may invest in the securities of issuers operating in frontier emerging markets. The term “frontier emerging markets” refers to those emerging market countries outside the “mainstream” emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. The countries that comprise frontier emerging markets may change from time to time. Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. In addition, the risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries. These types of investments could be affected by factors not usually associated with investments in U.S. issuers, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or nonrenewal of any license enabling a Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, less stringent investor protections and disclosure standards, diplomatic developments which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. These risks and special considerations make investments in companies operating in frontier emerging market countries highly speculative in nature and, accordingly, an investment in a Fund must be viewed as highly speculative in nature and may not be suitable for an investor who is not able to afford the loss of his or her entire investment. To the extent that a Fund invests a significant percentage of its assets in a single frontier emerging market country, a Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country. A government of a frontier emerging market country may limit or cause delay in the convertibility or repatriation of its currency and therefore could adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Fund, particularly during periods of market turmoil. When a Fund holds illiquid investments, its portfolio may be harder to value. From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of

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Additional Information About the Funds’ Investment Strategies and Related Risks (Con’t)

terrorism. A company may suffer damage to its reputation if it is identified as such a company and, as an investor in such companies, a Fund will be indirectly subject to those risks. Certain frontier market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in frontier market countries. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar or other applicable foreign currency. Since the Funds may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Funds’ assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with their investments in foreign securities, certain Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Fund may use cross currency hedging or proxy hedging with respect to currencies in which a Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Funds’ exposure to currency exchange rates and could result in losses to the Funds if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Funds’ investment objectives, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Funds’ investment portfolios. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Funds’ holdings, further increases the Funds’ exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Funds or that they will be, or can be, used at appropriate times.

Derivatives

The Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund to be more volatile than if a Fund had not been leveraged. Although the Adviser and/or Sub-

Morgan Stanley Institutional Fund, Inc Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks (Con’t)

Adviser seeks to use derivatives to further a Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Funds may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. While the value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with which a Fund has open positions in the futures contract.

Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change a Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing a Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to a Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit a Fund or that they will be, or can be, used at appropriate times.

Swaps. A Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, a Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Additional Information About the Fund’s Investment Strategies and Related Risks

Additional Information About the Funds’ Investment Strategies and Related Risks (Con’t)

CFDs. A contract for difference (“CFD”) is a privately-negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are typically both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Structured Investments. The Funds also may invest a portion of their assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Funds will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

REITs and Foreign Real Estate Companies

Investing in real estate investment trusts (“REITs”) and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and a Fund indirectly bears management expenses along with the direct expenses of a Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing the return to a Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments when a Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by a Fund. Therefore, as a shareholder in an ETF, a Fund would bear its ratable share of that entity’s expenses. At the same time, a Fund would continue to pay its own investment management fees and other expenses. As a result, shareholders will directly bear the expenses of their investment in a Fund and indirectly bear the expenses of a Fund’s investments in ETFs with respect to investments in ETFs. Further, certain ETFs in which a Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund’s investment in ETFs.

IPOs

The Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Morgan Stanley Institutional Fund, Inc Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks (Con’t)

Private Placements and Restricted Securities

The Funds’ investments may include privately placed securities, which are subject to resale restrictions. These securities could have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities. If a Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Special Purpose Acquisition Companies

A special purpose acquisition company (“SPAC”) is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Typically, the acquisition target is an existing privately held company that wants to trade publicly, which it accomplishes through a combination with a SPAC rather than by conducting a traditional initial public offering (“IPO”). SPACs and similar entities are blank check companies and do not have any operating history or ongoing business other than seeking acquisitions. The long term value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition.

An investment in a SPAC is subject to the risks that any proposed acquisition or merger may not obtain the requisite approval of SPAC shareholders, may require governmental or other approvals that it fails to obtain or that an acquisition or merger, once effected, may prove unsuccessful and lose value. In addition, among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears or in the event that attractive acquisition or merger targets become scarce.

An investment in a SPAC is also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger. The value of investments in SPACs may be highly volatile and may depreciate over time. In addition, investments in SPACs may be subject to the same risks as investing in any initial public offering, including the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer. In addition, the market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. Although some IPOs may produce high returns, such returns are not typical and may not be sustainable. Certain investments in SPACs are privately placed securities and are also subject to the risks of such securities.

Healthcare Sector

The Vitality Portfolio will concentrate its investments in the group of industries comprising the healthcare sector and, from time to time, may concentrate its investments in one or more individual industries in the group of industries comprising the healthcare sector. By concentrating its investments in the group of industries comprising the healthcare sector, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such sector. The profitability of companies in the healthcare sector may be adversely affected by, among other things, extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, costs associated with obtaining and protecting patents, product liability and other claims, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market, economic and public health developments. To the extent that the Fund concentrates its investments in one or more individual industries comprising the healthcare sector (such as, but not limited to, biotechnology, pharmaceuticals, medical equipment and supplies, healthcare technology, healthcare providers and services, and life sciences tools and services companies), the Fund will be particularly susceptible to the risks associated with such industry or industries, which may include the risks described above as well as other risks specific to such industry or industry, including those described below.

A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many companies in the healthcare sector (healthcare companies) are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Healthcare companies may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Additional Information About the Fund’s Investment Strategies and Related Risks

Additional Information About the Funds’ Investment Strategies and Related Risks (Con’t)

Pharmaceuticals, Biotechnology and Life Sciences Tools and Services Companies. From time to time, the Fund may be particularly invested in pharmaceutical, biotechnology or life sciences tools and services companies. The profitability of such companies may be adversely affected by the loss or impairment of patent or intellectual property rights, the advent of new technologies or competitors, large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly, and the imposition of regulations and restrictions by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. In addition, stock prices of biotechnology companies are at times extremely volatile, particularly when their products are subject to regulatory approval and/or under regulatory scrutiny. Biotechnology companies may also be particularly affected by risks that affect the broader health care sector, including expenses and losses from extensive litigation on product liability and similar claims. Pharmaceutical and life sciences tools and services companies may also be particularly affected by risks that affect the broader health care sector, including heavy dependence on patent protection, with profitability affected by the expiration of patents, competition that may make it difficult to raise prices or result in price discounts; and thin capitalization and limited product lines, markets and financial resources or personnel.

Medical Equipment and Supplies Companies. From time to time, the Fund may be particularly invested in medical equipment and supplies companies. Many medical equipment and supplies companies are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of these companies. Companies in the medical equipment and supplies industry may be subject to extensive litigation based on product liability and similar claims as well as competitive forces that may make it difficult to raise prices or result in price discounting. The profitability of some medical equipment and supplies companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the medical equipment and supplies industry are subject to regulatory approvals, and the process of obtaining such approvals is long and costly.

Healthcare Technology Companies. From time to time, the Fund may be particularly invested in healthcare technology companies. These companies may be adversely affected by changes in government regulatory requirements and the expiration of patents. Some healthcare technology companies may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the government and regulatory authorities. In addition, the profitability of healthcare technology companies may be affected by regulatory approval of new drugs and medical products and product liability claims.

Healthcare Providers and Services Companies. From time to time, the Fund may be particularly invested in healthcare providers and services companies. These companies are particularly subject to certain risks, including restrictions on government reimbursement for medical expenses, an increased emphasis on outpatient services, rising costs of medical products and public health conditions. In addition, these companies are subject to risks associated with increased government regulations, pricing pressures, and industry consolidation.

Sector Risk

Each Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Large Shareholder Transactions Risk

A Fund may experience adverse effects when certain shareholders purchase or redeem large amounts of shares of a Fund. Such larger than normal redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.

Investment Discretion

In pursuing a Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect a Fund’s performance.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, each Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with a Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect a Fund’s performance and a Fund may not achieve its investment objective.

Morgan Stanley Institutional Fund, Inc Prospectus   |   Additional Information About the Funds’ Investment Strategies and Related Risks

Additional Information About the Fund’s Investment Strategies and Related Risks (Con’t)

Portfolio Turnover

Consistent with their investment policies, certain Funds will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. A Fund may engage in frequent trading of securities to achieve its investment objective.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, which is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2022, the Adviser, together with its affiliated asset management companies, had approximately $1.4 trillion in assets under management or supervision.

A discussion regarding the Board of Directors’ approval of the Investment Advisory and Sub-Advisory Agreements, as applicable, is available in each Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2021. A discussion regarding the Board of Directors’ approval of the Investment Advisory Agreement will be available in the Vitality Portfolio’s Semi-Annual Report to Shareholders for the period ended June 30, 2022.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to Counterpoint Global Portfolio). The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fees

For the fiscal year ended December 31, 2021, the Adviser received from each Fund the advisory fee (net of fee waivers, if applicable) set forth in the table below.

Fund (as a percentage of average daily net assets)
Counterpoint Global	0.00%
Global Endurance	0.45%
Global Insight	0.77%
Global Permanence	0.00%
Growth	0.36%
Inception	0.80%
Permanence	0.00%
Vitality[1]	0.00%
1	For the period December 31, 2021 (commencement of operations) through December 31, 2021.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Funds, if necessary, if such fees would cause the total annual operating expenses of each Fund to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for each Fund will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A Fund’s annual operating expenses may vary throughout the period and from year to year. A Fund’s actual expenses may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6
Counterpoint Global	1.05%	1.40%	N/A	2.15%	1.00%
Global Endurance	1.00%	1.35%	N/A	2.10%	0.95%
Global Insight	1.00%	1.32%	1.85%	2.10%	0.95%
Global Permanence	1.00%	1.35%	N/A	2.10%	0.95%
Growth	0.80%	1.15%	1.65%	1.90%	0.73%

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Management

Fund Management (Con’t)

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6
Inception	1.00%	1.35%	1.85%	2.10%	0.93%
Permanence	0.85%	1.20%	N/A	1.95%	0.80%
Vitality	0.95%	1.30%	N/A	2.05%	0.90%

Portfolio Management

Counterpoint Global Portfolio

The Fund is managed by members of Counterpoint Global. Counterpoint Global consists of portfolio managers and analysts. Current members of Counterpoint Global jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch and Kristian Heugh.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001.

Mr. Lynch is the lead portfolio manager of the Fund. Mr. Heugh is a co-portfolio manager. Members of Counterpoint Global collaborate to manage the assets of the Fund.

Global Endurance Portfolio

The Fund is managed by a member of Counterpoint Global. Counterpoint Global consists of portfolio managers and analysts. The current member of Counterpoint Global primarily responsible for the day-to-day management of the Fund is Manas Gautam.

Mr. Gautam has been associated with the Adviser in an investment management capacity since 2015.

Mr. Gautam is the lead portfolio manager of the Fund. Members of Counterpoint Global collaborate to manage the assets of the Fund.

Global Permanence Portfolio and Permanence Portfolio

The Fund is managed by members of Counterpoint Global. Counterpoint Global consists of portfolio managers and analysts. Current members of Counterpoint Global who are jointly and primarily responsible for the day-to-day management of each Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen, Alexander T. Norton and Manas Gautam.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Gautam has been associated with the Adviser in an investment management capacity since 2015.

Mr. Lynch is the lead portfolio manager of the Funds. Messrs. Chainani, Yeung, Nash, Cohen, Norton and Gautam are co-portfolio managers. Members of Counterpoint Global collaborate to manage the assets of the Funds.

Global Insight Portfolio, Growth Portfolio and Inception Portfolio

Each Fund is managed by members of Counterpoint Global. Counterpoint Global consists of portfolio managers and analysts. Current members of Counterpoint Global jointly and primarily responsible for the day-to-day management of each Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead portfolio manager of the Funds. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of Counterpoint Global collaborate to manage the assets of the Funds.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Fund Management

Fund Management (Con’t)

Vitality Portfolio

The Fund is managed by members of Counterpoint Global. Counterpoint Global consists of portfolio managers and analysts. Current members of Counterpoint Global jointly and primarily responsible for the day-to-day management of the Fund are Anne Edelstein and Jenny Leeds, Ph.D.

Ms. Edelstein has been associated with the Adviser in an investment management capacity since 2018. Ms. Leeds has been associated with the Adviser in an investment management capacity since 2019.

Ms. Edelstein and Ms. Leeds are co-portfolio managers. Members of Counterpoint Global collaborate to manage the assets of the Fund.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The composition of Counterpoint Global may change from time to time.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information

Share Class Arrangements

The Company has suspended offering Class L shares of the Funds for sale to all investors. Class L shares of the Counterpoint Global Portfolio, Global Endurance Portfolio, Global Permanence Portfolio, Permanence Portfolio and Vitality Portfolio are not being offered for sale at this time. The Class L shareholders of the Funds do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The Company currently offers investors Class I, Class A, Class C and Class R6 shares of each Fund. The Company also offers Class IR shares of the Growth Portfolio through a separate prospectus. Class I and Class R6 shares of the Funds are not subject to a sales charge and are not subject to a distribution and/or shareholder service (12b-1) fee. In addition, no sub-accounting or other similar fees, or any finder’s fee payments are charged or paid on Class R6 shares. The Class L shares of the Funds are currently closed to all investors except in the limited circumstances set forth in this Prospectus. Class C shares are sold at NAV with no initial sales charge, but are subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. Class I and Class R6 shares generally require investments in minimum amounts that are substantially higher than Class A and Class C shares.

Minimum Investment Amounts

The minimum initial investment generally is $1 million for Class I shares and $1,000 for each of Class A and Class C shares of a Fund. The minimum initial investment amount may be waived by the Adviser for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) asset allocation programs, (iii) other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program or (iv) certain other investment programs that do not charge an asset-based fee, as outlined in an agreement between the Distributor and such financial institution; (2) sales through a Financial Intermediary that has entered into an agreement with the Distributor to offer Fund shares to self-directed investment brokerage accounts, which may or may not charge a transaction fee; (3) qualified state tuition plans described in Section 529 of the Code (subject to all applicable terms and conditions); (4) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code, where such plans purchase Class A, Class C and/or Class I shares through a plan-level or omnibus account sponsored or serviced by a Financial Intermediary that has entered into an agreement with a Fund, the Distributor and/or the Adviser pursuant to which such Class A, Class C and/or Class I shares are available to such plans; (5) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Company’s Directors; (6) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) current or retired Directors or Trustees of the Morgan Stanley Funds (as defined below), such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (8) certain other registered open-end investment companies whose shares are distributed by the Distributor; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends from Class A, Class C or Class I shares of the Fund in additional shares of the same class of such Fund; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Certain waivers may not be available depending on the policies at certain Financial Intermediaries. Each Financial Intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. When purchasing shares through a Financial Intermediary, you may not benefit from certain policies and procedures of the Funds as your eligibility may be dependent upon the policies and procedures of your Financial Intermediary, including those regarding reductions of sales charges. Please consult your Financial Intermediary for more information.

Class R6 shares are offered only to eligible investors meeting certain minimum investment requirements. To purchase Class R6 shares, an investor must meet a minimum initial investment of $5 million or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades through an intermediary that combines its clients’ assets in a single omnibus account, whether or not such plan is qualified under the Code and in each case subject to the discretion of the Adviser. Initial omnibus trades of $5 million or more shall be accepted from certain platforms, including (i) banks and trust companies; (ii) insurance companies; and (iii) registered investment advisory firms. The $5 million minimum initial investment amount may be waived for Fund shares purchased by or through: (1) certain registered open-end investment companies whose shares are distributed by the Distributor; or (2) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

If the value of your account falls below the applicable minimum initial investment amount for a class of shares of a Fund as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable. You will be notified prior to any such conversions or redemptions. No CDSC will be imposed on any involuntary conversion or involuntary redemption.

The Adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

Distribution of Fund Shares

Morgan Stanley Distribution, Inc. is the exclusive distributor of the shares of each Fund. The Distributor receives no compensation from the Funds for distributing Class I and Class R6 shares of the Funds. The Company has adopted a Shareholder Services Plan with respect to the Class A shares of each Fund and separate Distribution and Shareholder Services Plans with respect to the Class L and Class C shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plans, each Fund pays the Distributor (i) a shareholder services fee of up to 0.25% of the average daily net assets of each of the Class A shares, Class L shares and Class C shares on an annualized basis, and (ii) a distribution fee of up to 0.50% of the average daily net assets of the Class L shares on an annualized basis and up to 0.75% of the average daily net assets of the Class C shares on an annualized basis.

The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares. Such fees relate solely to the Class A, Class L and Class C shares and will reduce the net investment income and total return of the Class A, Class L and Class C shares, respectively. Because the fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or Distributor may pay compensation to Financial Intermediaries in connection with the sale, distribution, marketing and retention of a Fund’s shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated Financial Intermediaries with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the NAV or the price of a Fund. For more information, please see the Company’s SAI.

About Net Asset Value

The NAV of a class of shares of a Fund is determined by dividing the total of the value of the Fund’s investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Fund. In making this calculation, each Fund generally values its portfolio securities and other assets at market price. When no market quotations are readily available for a security or other asset, including circumstances under which the Adviser or Sub-Adviser determines that a market quotation is not accurate, fair value for the security or other asset will be determined in good faith using methods approved by the Company’s Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, a Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent a Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based in relevant part upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset is materially different than the value that could be realized upon the sale of that security or other asset. With respect to securities that are primarily listed on foreign exchanges, the values of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. The NAV of a Fund (excluding any applicable sales charges) is based on the value of the Fund’s portfolio securities or other assets. Although the assets of each class are invested in the same portfolio of securities or other assets, the NAV of each class will differ because the classes have different class specific expenses.

A Fund’s NAV per share is subject to various investment and other risks. Please refer to the “Additional Information About the Funds’ Investment Strategies and Related Risks” and “The Funds’ Investments and Strategies” sections of the Prospectus and SAI, respectively, for more information regarding risks associated with an investment in a Fund.

Pricing of Fund Shares

You may buy or sell (redeem) shares of the Funds at the NAV next determined for the class after receipt of your order in good order, plus any applicable sales charge. The Company determines the NAV for the Funds as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business (the “Pricing Time”). Shares generally will not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. A Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

primarily listed on foreign exchanges may take place on weekends and other days when a Fund does not price its shares. Therefore, to the extent, if any, that a Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Company’s SAI.

How To Purchase Fund Shares

You may purchase shares of a Fund on each day that the Fund is open for business by contacting your Financial Intermediary or directly from the Fund.

Purchasing Shares Through a Financial Intermediary
You may open a new account and purchase shares of a Fund through a Financial Intermediary. The Financial Intermediary will assist you with the procedures to invest in shares of a Fund. Investors purchasing or selling shares of a Fund through a Financial Intermediary, including Morgan Stanley Wealth Management, may be charged transaction-based or other fees by the Financial Intermediary for its services. If you are purchasing shares of a Fund through a Financial Intermediary, please consult your Financial Intermediary for more information regarding any such fees and for purchase instructions.

Financial Intermediaries may impose a limit on the dollar value of a Class C share purchase order that they will accept. You should discuss with your Financial Intermediary which share class is most appropriate for you based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A share purchases that qualify for such reduction under the combined purchase privilege or right of accumulation privilege available on Class A share purchases.

The availability of sales charge waivers and discounts may depend on whether you purchase Fund shares directly from a Fund (or the Distributor) or a Financial Intermediary. More information regarding sales charge discounts and waivers is summarized below. The Funds’ sales charge waivers (and discounts) disclosed in this Prospectus are available for qualifying purchases made directly from a Fund (or the Distributor) and are generally available through Financial Intermediaries. The sales charge waivers (and discounts) available through certain other Financial Intermediaries are set forth in Appendix A to this Prospectus (Intermediary-Specific Sales Charge Waivers and Discounts), which may differ from those available for purchases made directly from a Fund (or the Distributor). Please contact your Financial Intermediary regarding applicable sales charge waivers (and discounts) and for information regarding the Financial Intermediary’s related policies and procedures.

With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.

Purchasing Shares Directly From a Fund

Initial Purchase
You may open a new account, subject to acceptance by a Fund, and purchase shares of the Fund by completing and signing a New Account Application provided by DST Asset Manager Solutions, Inc. (“DST”), the Company’s transfer agent, which you can obtain by calling DST at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

After submitting a completed New Account Application to DST, you may wire Federal Funds (monies credited by a Federal Reserve Bank) to State Street Bank and Trust Company (the “Custodian”). You should instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101
ABA #011000028
DDA #00575373
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Fund Name, Account Number, Account Name)

Additional Investments
You may purchase additional shares of a Fund for your account at any time by contacting your Financial Intermediary or by contacting the Fund directly. For additional purchases directly from a Fund, you should write a “letter of instruction” that includes your account name, account number, the Fund name and the class selected, signed by the account owner(s), to assure proper

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

crediting to your account. After mailing a “letter of instruction,” you may wire Federal Funds by following the instructions under “Initial Purchase.”

Sales Charges Applicable to Purchases of Class A Shares

Class A shares are subject to a sales charge equal to a maximum of 5.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over.

	Front-End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested	Dealer Commission as a Percentage of Public Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million and over*	0.00%	0.00%	0.00%
*	The Distributor may pay a commission of up to 1.00% to a Financial Intermediary for purchase amounts of $1 million or more.

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of a Fund, by combining, in a single transaction, your purchase with purchases of Class A shares of the Fund by the following related accounts (“Related Accounts”):

•	A single account (including an individual, a joint account, a trust or fiduciary account).

•	A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•	An UGMA/UTMA (Uniform Gifts to Minors Act/Uniform Transfers to Minors Act) account.

•	An individual retirement account (“IRA”).

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual accounts.

Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 1.00% on sales made within 12 months after purchase. See “—How to Redeem Fund Shares” below for more information about how the CDSC is assessed.

In addition to investments of $1 million or more, purchases of Class A shares of the Funds are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•	Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) asset allocation programs, (iii) other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program or (iv) certain other investment programs that do not charge an asset-based fee, as outlined in an agreement between the Distributor and such financial institution.

•	Sales through Financial Intermediaries who have entered into an agreement with the Distributor to offer Fund shares to self-directed investment brokerage accounts, which may or may not charge a transaction fee.

•	Qualified state tuition plans described in Section 529 of the Code (subject to all applicable terms and conditions).

•	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code, where such plans purchase Class A shares through a plan-level or omnibus account sponsored or serviced by a Financial Intermediary that has an agreement with the Fund, the Distributor and/or the Adviser pursuant to which Class A shares are available to such plans without an initial sales charge.

•	Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Company’s Directors.

•	Current or retired Directors or Trustees of the Morgan Stanley Funds (as defined below), such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•	Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

•	Certain other registered open-end investment companies whose shares are distributed by the Distributor.

•	Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

•	The reinvestment of dividends from Class A shares in additional Class A shares of the same Fund.

•	Current employees of financial intermediaries or their affiliates that have executed a selling agreement with the Distributor, such persons’ spouses, children under the age of 21, and trust accounts for which any such person is a beneficiary, as permitted by internal policies of their employer.

Certain waivers may not be available depending on the policies at certain Financial Intermediaries. Please consult your Financial Intermediary for more information. For specific information with respect to sales charge waivers and discounts available through a specific Financial Intermediary, please refer to Appendix A attached to this Prospectus.

Combined Purchase Privilege
You will have the benefit of a reduced sales charge by combining your purchase of Class A shares of a Fund in a single transaction with your purchase of Class A shares of any other Morgan Stanley Multi-Class Fund (as defined herein) for any Related Account except for purchases of shares of Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios.

Right of Accumulation
Your sales charge may be reduced if you invest $50,000 or more in a single transaction, as calculated below:

(a) the NAV of Class A shares of a Fund being purchased plus the total of the NAV of any Class A, Class L and Class C shares of the Fund held in Related Accounts as of the transaction date,

(b) plus the total of the NAV of Class A, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (including shares of Morgan Stanley Money Market Funds (as defined herein) that you acquired in a prior exchange of Class A, Class L or Class C shares of the Fund or Class A, Class L or Class C shares of another Morgan Stanley Multi-Class Fund, excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios) held in Related Accounts as of the transaction date.

Notification
You must notify your Financial Intermediary (or the Company’s transfer agent, if you purchase shares of a Fund directly through the Company) at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your Financial Intermediary or the Company’s transfer agent, DST, does not confirm your represented holdings. Certain waivers may not be available depending on the policies at certain Financial Intermediaries. Please consult your Financial Intermediary for more information.

In order to obtain a reduced sales charge for Class A shares of a Fund under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Financial Intermediary (or the Company’s transfer agent, if you purchase shares of a Fund directly through the Company) of the existence of any Related Accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding your purchases and/or holdings of any Class A shares of a Fund or any other Morgan Stanley Multi-Class Fund (including shares of Morgan Stanley Money Market Funds that you acquired in an exchange from Class A shares of a Fund or any other Morgan Stanley Multi-Class Fund except Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios) held in all Related Accounts at your Financial Intermediary, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent
The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written “Letter of Intent.” A Letter of Intent provides for the purchase of Class A shares of a Fund and Class A shares of other Morgan Stanley Multi-Class Funds, except Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios, within a 13-month period. The initial purchase of Class A shares of a Fund under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Fund (or any other Morgan Stanley Multi-Class Fund) from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of Class A shares of a Fund or any other Morgan Stanley Multi-Class Fund that were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of shares of any Morgan Stanley Money Market Fund that you acquired in an exchange from Class A shares of a Fund or any other Morgan Stanley Multi-Class Fund purchased during that period at a price including a front-end sales charge. You may also combine purchases and exchanges by any Related Accounts during such 90-day period.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

You should retain any records necessary to substantiate historical costs because a Fund, DST and your Financial Intermediary may not maintain this information. You can obtain a Letter of Intent by contacting your Financial Intermediary or by calling toll-free 1-800-548-7786. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Conversion Features

A shareholder currently holding Class A shares of a Fund in a fee-based advisory program (“Advisory Program”) account, or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account, may convert such shares to Class I shares of a Fund within the Advisory Program at any time. In addition, a shareholder holding Class C shares of a Fund through a brokerage account or an Advisory Program account may convert such shares to either Class A or Class I shares of a Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative NAVs, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for a 12-month period, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through traditional IRAs, Roth IRAs, Rollover IRAs, inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period.

A shareholder currently holding a class of shares of a Fund in a Merrill Lynch Advisory Program account may have such shares converted by Merrill Lynch to an eligible class of shares of a Fund for a Merrill Lynch brokerage account upon the transfer of the shares of a Fund from a Merrill Lynch Advisory Program account to a brokerage account with Merrill Lynch. Such conversions will be on the basis of the relative NAVs and without the imposition of any redemption fee or other charge. The fees and expenses of the new class may be higher than those of the previously held class.

After eight years, Class C shares of a Fund generally will convert automatically to Class A shares of a Fund with no initial sales charge, provided that a Fund or the Financial Intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. The automatic conversion of Class C shares to Class A shares will not apply to shares held through group retirement plan recordkeeping platforms of certain Financial Intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion. The eight-year period runs from the last day of the month in which the shares were purchased or, in the case of Class C shares acquired through an exchange, from the last day of the month in which the original Class C shares were purchased; the shares will convert to Class A shares based on their relative NAVs in the month following the eight-year period. At the same time, an equal proportion of Class C shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis.

Furthermore, the Adviser may in its sole discretion permit a conversion of one share class to another share class of the Fund in certain other circumstances, provided that a Fund’s eligibility requirements are met, and subject to the shareholder’s consent. Such conversions will be on the basis of the relative NAVs and without the imposition of any redemption fee or other charge.

A conversion of shares of one class directly for shares of another class of the Fund normally should not be taxable for federal income tax purposes.

Please ask your financial advisor if you are eligible for converting a class of shares pursuant to these conversion features. A conversion feature’s availability will be subject to the applicable classes being offered on a Financial Intermediary’s platform. Shareholders should carefully review information in this Prospectus regarding share class features, including conversions and exchanges, or contact their financial advisor for more information. You should talk to your tax advisor before making a conversion.

General

Shares of a Fund may, in the Fund’s discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by a Fund at their market value in return for Fund shares of equal value, taking into account any applicable sales charge.

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Company has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

When you buy Fund shares, the shares will be purchased at the next share price calculated (plus any applicable sales charge) after we receive your purchase order in good order. Purchase orders not received in good order prior to Pricing Time will be executed at the NAV next determined after the purchase order is received in good order. Certain institutional investors and financial institutions have entered into arrangements with the Funds, the Adviser and/or the Distributor pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares up to three days after the purchase order is placed, depending on the arrangement. We reserve the right to reject any order for the purchase of Fund shares for any reason.

The Company may suspend the offering of shares, or any class of shares, of a Fund or reject any purchase orders when we think it is in the best interest of a Fund.

Certain patterns of past exchanges and/or purchase or sale transactions involving a Fund may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. See “Frequent Purchases and Redemptions of Shares.”

How To Redeem Fund Shares

You may process a redemption request by contacting your Financial Intermediary. Otherwise, you may redeem shares of a Fund by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Shares of a Fund will be redeemed at the NAV next determined after we receive your redemption request in good order and will be reduced by the amount of any applicable CDSC.

With respect to Class A and Class C shares, the CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder’s account that are not subject to a CDSC, followed by shares held the longest in the shareholder’s account. A CDSC may be waived under certain circumstances. See the Class A and Class C CDSC waiver categories below.

Redemptions by Letter
Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the account name, the account number, the name of the Fund and the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered, and whether you wish to receive the redemption proceeds by check or by wire to the bank account we have on file for you;

(b) Any required signature guarantees if you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

Redemptions by Telephone
You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the New Account Application or calling DST to opt out of such privileges. You may request a redemption of shares of a Fund by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares of a Fund by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification (such as name, mailing address, social security number or other tax identification number), tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Morgan Stanley, DST or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach DST by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this section. Telephone instructions will be accepted if received by DST between 9:00 a.m. and 4:00 p.m. Eastern time on any day the NYSE is open for business. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact DST at 1-800-548-7786.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

Systematic Withdrawal Plan
If your investment in all of the Morgan Stanley Funds (as defined below) has a total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund’s balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.

Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class A and Class C CDSC waiver categories listed below.

To sign up for the systematic withdrawal plan, contact your Morgan Stanley Financial Advisor or call toll-free (800) 548-7786. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund “distributions,” and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.

CDSC Waivers on Class A and Class C Shares
The CDSC on Class A and Class C shares will be waived in connection with sales of Class A and Class C shares for which no commission or transaction fee was paid by the Distributor or Financial Intermediary at the time of purchase of such shares. In addition, a CDSC, if otherwise applicable, will be waived in the case of:

•	Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Code, which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a “living trust”) or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a “joint living trust”); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in either case that the sale is requested within one year after your death or initial determination of disability.

•	Sales in connection with the following retirement plan “distributions”: (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 ½); (ii) required minimum distributions and certain other distributions (such as those following attainment of age 59 ½) from an IRA or 403(b) Custodial Account; or (iii) a tax-free return of an excess IRA contribution (a “distribution” does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

•	Sales of shares in connection with the systematic withdrawal plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the systematic withdrawal plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

The Distributor may require confirmation of your entitlement before granting a CDSC waiver. If you believe you are eligible for a CDSC waiver, please contact your Financial Intermediary or call toll-free 1-800-548-7786.

Redemption Proceeds
Each Fund typically expects to pay redemption proceeds to you within two business days following receipt of your redemption request for those payments made to your brokerage account held with a Financial Intermediary. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to pay redemption proceeds by check or by wire to you within one business day, following receipt of your redemption request; however, in all cases, it may take up to seven calendar days to pay redemption proceeds.

Each Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, each Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

If we determine that it is in the best interest of the Company or a Fund not to pay redemption proceeds in cash, we may distribute to you securities held by the Fund. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. If a Fund redeems your shares in-kind, you will bear any market risks associated with the securities paid as redemption proceeds. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

Redemption Fees
Shares of the Inception Portfolio redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, such as model programs, including redemptions or exchanges that are part of a periodic rebalancing, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) in qualified retirement plans maintained pursuant to Sections 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, or certain transactions in other types of retirement accounts, including but not limited to required minimum distributions and redemptions relating to forfeitures, death, disability or qualified domestic relations order. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares of a Fund, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Inception Portfolio’s redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Fund through a Financial Intermediary, please read that Financial Intermediary’s materials carefully to learn about any other restrictions or fees that may apply.

Reinstatement Privilege
If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same account and in the same class of shares of a Fund you redeemed from or another Morgan Stanley Multi-Class Fund, provided that the reinvestment occurs within 90 days of the redemption, the privilege has not been used more than once in the prior 12 months, the redeemed shares were subject to a front-end sales charge or CDSC and that you are otherwise eligible to invest in that class. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. For requests for reinvestment sent to a Fund’s transfer agent, the request must be in writing. At the time of a reinvestment, you or your financial intermediary must notify a Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Exchange Privilege

You may exchange shares of any class of a Fund for the same class of shares of any mutual fund (excluding money market funds) sponsored and advised by the Adviser (each, a “Morgan Stanley Multi-Class Fund”), if available, without the imposition of an exchange fee. In addition, you may exchange shares of any class of a Fund for shares of Morgan Stanley California Tax-Free Daily Income Trust, Morgan Stanley Tax-Free Daily Income Trust and Morgan Stanley U.S. Government Money Market Trust (each, a “Morgan Stanley Money Market Fund” and, together with the Morgan Stanley Multi-Class Funds, the “Morgan Stanley Funds”), if available, without the imposition of an exchange fee. Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable). Exchanges are effected based on the respective NAVs of the applicable Morgan Stanley Fund (subject to any applicable redemption fee) and in accordance with the eligibility requirements of such Fund. To obtain a prospectus for another Morgan Stanley Fund, contact your Financial Intermediary or call the Fund at 1-800-548-7786. Prospectuses are also available on our Internet site at www.morganstanley.com/im. If you purchased Fund shares through a Financial Intermediary, certain Morgan Stanley Funds may be unavailable for exchange. Contact your Financial Intermediary for more information regarding the exchange privilege and to determine which Morgan Stanley Funds are available for exchange.

The current prospectus for each Morgan Stanley Fund describes its investment objective(s), policies, investment minimums and applicable sales charges, and, should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are generally not available into Morgan Stanley Funds or classes of Morgan Stanley Funds that are not currently being offered for purchase.

You can process your exchange by contacting your Financial Intermediary. You may also send exchange requests to the Company’s transfer agent, DST, by mail to Morgan Stanley Institutional Fund, Inc., c/o DST Asset Manager Solutions, Inc., P.O. Box 219804, Kansas City, MO 64121-9804 or by calling 1-800-548-7786.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

There are special considerations when you exchange Class A and Class C shares of a Fund that are subject to a CDSC. When determining the length of time you held the Class A or Class C shares, any period (starting at the end of the month) during which you held such shares will be counted. In addition, any period (starting at the end of the month) during which you held (i) Class A or Class C shares of other funds of the Company; (ii) Class A or Class C shares of a Morgan Stanley Multi-Class Fund; or (iii) shares of a Morgan Stanley Money Market Fund, any of which you acquired in an exchange from such Class A or Class C shares of a Fund, will also be counted; however, if you sell shares of (a) such other funds of the Company; (b) the Morgan Stanley Multi-Class Fund; or (c) the Morgan Stanley Money Market Fund, before the expiration of the CDSC “holding period,” you will be charged the CDSC applicable to such shares.

You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Morgan Stanley Fund receives your exchange order. The Morgan Stanley Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. For direct accounts, the check writing privilege is not available for Morgan Stanley Money Market Fund shares you acquire in an exchange from a non-money market fund. If you are investing through a financial advisor, check with your advisor regarding the availability of check writing privileges. A Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice. A Fund reserves the right to reject an exchange order for any reason.

If you exchange shares of a Fund for shares of another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of a Fund is considered a sale of Fund shares and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss. You should review the “Taxes” section and consult your own tax professional about the tax consequences of an exchange.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Fund shareholders are referred to as “market-timing” or “short-term trading” and may present risks for other shareholders of a Fund, which may include, among other things, diluting the value of the Fund’s shares held by long-term shareholders, interfering with the efficient management of the Fund, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Fund to hold excess levels of cash.

In addition, a Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Fund shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). Investments in certain fixed-income securities may be adversely affected by price arbitrage trading strategies.

The Company discourages and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders and the Company’s Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Company’s policies with respect to purchases, redemptions and exchanges of Fund shares are described in the “Shareholder Information—How To Purchase Fund Shares,” “Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares,” “Shareholder Information—General,” “Shareholder Information—How To Redeem Fund Shares” and “Shareholder Information—Exchange Privilege” sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Company’s policies regarding frequent trading of Fund shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party administrators, the Company (i) has requested assurance that such Financial Intermediaries currently selling Fund shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Company’s policies (or, upon prior written approval only, a Financial Intermediary’s own policies) with respect to frequent purchases, redemptions and exchanges of Fund shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Company relies on the Financial Intermediary to monitor frequent short-term trading within a Fund by the Financial Intermediary’s customers and to collect the Fund’s redemption fee, as applicable, from its customers. However, each Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

upon the Fund’s request. A Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that a Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Fund’s policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Funds automatically reinvest all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to a Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the New Account Application.

Taxes

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends paid by a Fund that are attributable to “qualified dividends” received by the Fund may be taxed at reduced rates to individual shareholders (either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts), if certain requirements are met by the Fund and the shareholders. “Qualified dividends” include dividends distributed by U.S. and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States, but not including passive foreign investment companies). Dividends paid by a Fund not attributable to “qualified dividends” received by a Fund, including distributions of short-term capital gains, will generally be taxed at normal tax rates applicable to ordinary income. The maximum individual rate applicable to long-term capital gains (including capital gain dividends received from the Fund) is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A Fund may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If certain holding period requirements are met, corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

If you redeem shares of a Fund, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Fund for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Fund, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

If you buy shares of a Fund before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares).

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders who are not citizens or residents of the United States and certain foreign entities will generally be subject to withholding of U.S. tax of 30% on distributions made by a Fund of investment income and short-term capital gains.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

The Funds (or their administrative agent) are required to report to the U.S. Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

The Funds may be required to withhold U.S. federal income tax (currently, at a rate of 24%) (“backup withholding”) from all taxable distributions payable to (1) any shareholder who fails to furnish the Funds with its correct taxpayer identification number or a

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Shareholder Information (Con’t)

certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies a Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 24% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity. Morgan Stanley has established certain information barriers and other policies to address the sharing of information between different businesses within Morgan Stanley. In limited circumstances, however, including for purposes of managing business and reputational risk, and subject to policies and procedures and any applicable regulations, personnel, including personnel of the investment adviser, on one side of an information barrier may have access to information and personnel on the other side of the information barrier through “wall crossings.” The Adviser faces conflicts of interest in determining whether to engage in such wall crossings. Information obtained in connection with such wall crossings may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for a Fund in the absence of a wall crossing).

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Funds, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of a Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of a Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

amount of a Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of a Fund.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to a Fund.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Shareholder Information

Shareholder Information (Con’t)

The Company currently consists of the following funds:

U.S. Equity
Advantage Portfolio
Growth Portfolio
Inception Portfolio
Permanence Portfolio*
US Core Portfolio*
Vitality Portfolio*

Global and International Equity
Active International Allocation Portfolio
Asia Opportunity Portfolio*
China Equity Portfolio*
Counterpoint Global Portfolio*
Developing Opportunity Portfolio*
Emerging Markets Leaders Portfolio*
Emerging Markets Portfolio
Global Concentrated Portfolio*
Global Core Portfolio*
Global Endurance Portfolio*
Global Franchise Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio*
Global Sustain Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
Next Gen Emerging Markets Portfolio

Fixed Income
Emerging Markets Fixed Income Opportunities Portfolio

Listed Real Asset
Global Focus Real Estate Portfolio*
Global Infrastructure Portfolio
Global Real Estate Portfolio
U.S. Focus Real Estate Portfolio*
U.S. Real Estate Portfolio

Asset Allocation
Multi Asset Real Return Portfolio*

The Company has suspended offering Class L shares of each fund to all investors.

* The Asia Opportunity, China Equity, Counterpoint Global, Developing Opportunity, Emerging Markets Leaders, Global Concentrated, Global Core, Global Endurance, Global Focus Real Estate, Global Permanence, Multi-Asset Real Return, Permanence, US Core, U.S. Focus Real Estate and Vitality Portfolios do not offer Class L shares.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class A, Class L, Class C and Class R6 shares of each Fund, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Funds are based on the average net assets of such Fund for each of the periods listed in the tables. To the extent that a Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Funds’ independent registered public accounting firm. Ernst & Young LLP’s reports, along with each Fund’s financial statements, are incorporated by reference into the Funds’ SAI. The Annual Reports to Shareholders (which include each Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Counterpoint Global Portfolio

	Class I
	Year Ended December 31,			Period from June 29, 2018(2) to December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)
Net Asset Value, Beginning of Period	$19.01	$11.32	$8.46	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.16)	(0.11)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.01)	8.34	2.89	(1.41)
Total from Investment Operations	(0.17)	8.23	2.86	(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.03)
Net Realized Gain	(3.51)	(0.54)	—	—
Paid-in-Capital	—	—	—	(0.07)
Total Distributions	(3.51)	(0.54)	—	(0.10)
Net Asset Value, End of Period	$15.33	$19.01	$11.32	$8.46
Total Return(4)	(0.58)%	72.70%	33.81%	(14.36)% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,794	$23,717	$10,097	$5,733
Ratio of Expenses Before Expense Limitation	2.39%	3.29%	5.22%	6.83% (8)
Ratio of Expenses After Expense Limitation	1.05% (5)	1.04% (5)	1.03% (5)	1.03% (5)(8)
Ratio of Net Investment Loss	(0.76)% (5)	(0.79)% (5)	(0.25)% (5)	(0.54)% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01% (8)
Portfolio Turnover Rate	68%	116%	67%	54% (7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Counterpoint Global Portfolio

	Class A
	Year Ended December 31,			Period from June 29, 2018(2) to December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)
Net Asset Value, Beginning of Period	$18.89	$11.28	$8.47	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.23)	(0.19)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.01)	8.34	2.87	(1.40)
Total from Investment Operations	(0.24)	8.15	2.81	(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.03)
Net Realized Gain	(3.51)	(0.54)	—	—
Paid-in-Capital	—	—	—	(0.06)
Total Distributions	(3.51)	(0.54)	—	(0.09)
Net Asset Value, End of Period	$15.14	$18.89	$11.28	$8.47
Total Return(4)	(0.95)%	72.25%	33.18%	(14.44)% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,598	$696	$15	$8
Ratio of Expenses Before Expense Limitation	2.89%	4.61%	23.73%	26.82% (8)
Ratio of Expenses After Expense Limitation	1.40% (5)	1.39% (5)	1.39% (5)	1.39% (5)(8)
Ratio of Net Investment Loss	(1.12)% (5)	(1.16)% (5)	(0.62)% (5)	(0.91)% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01% (8)
Portfolio Turnover Rate	68%	116%	67%	54% (7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Counterpoint Global Portfolio

	Class C
	Year Ended December 31,			Period from June 29, 2018(2) to December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)
Net Asset Value, Beginning of Period	$18.60	$11.20	$8.47	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.38)	(0.27)	(0.14)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.00 (4)	8.21	2.87	(1.40)
Total from Investment Operations	(0.38)	7.94	2.73	(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.02)
Net Realized Gain	(3.51)	(0.54)	—	—
Paid-in-Capital	—	—	—	(0.03)
Total Distributions	(3.51)	(0.54)	—	(0.05)
Net Asset Value, End of Period	$14.71	$18.60	$11.20	$8.47
Total Return(5)	(1.73)%	70.89%	32.23%	(14.80)% (8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175	$27	$11	$8
Ratio of Expenses Before Expense Limitation	6.40%	18.57%	24.53%	27.44% (9)
Ratio of Expenses After Expense Limitation	2.15% (6)	2.14% (6)	2.14% (6)	2.14% (6)(9)
Ratio of Net Investment Loss	(1.93)% (6)	(1.90)% (6)	(1.37)% (6)	(1.66)% (6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (7)	0.01%	0.01%	0.01% (9)
Portfolio Turnover Rate	68%	116%	67%	54% (8)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Counterpoint Global Portfolio

	Class R6
	Year Ended December 31,			Period from June 29, 2018(2) to December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)
Net Asset Value, Beginning of Period	$19.03	$11.32	$8.46	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.15)	(0.10)	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.02)	8.35	2.88	(1.41)
Total from Investment Operations	(0.17)	8.25	2.86	(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—	—	—	(0.03)
Net Realized Gain	(3.51)	(0.54)	—	—
Paid-in-Capital	—	—	—	(0.08)
Total Distributions	(3.51)	(0.54)	—	(0.11)
Net Asset Value, End of Period	$15.35	$19.03	$11.32	$8.46
Total Return(4)	(0.59)%	72.88%	33.81%	(14.34)% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$19	$20	$11	$8
Ratio of Expenses Before Expense Limitation	12.66%	19.31%	23.44%	26.39% (8)
Ratio of Expenses After Expense Limitation	1.00% (5)	0.99% (5)	0.99% (5)	0.99% (5)(8)
Ratio of Net Investment Loss	(0.71)% (5)	(0.74)% (5)	(0.22)% (5)	(0.51)% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01% (8)
Portfolio Turnover Rate	68%	116%	67%	54% (7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Endurance Portfolio

	Class I
	Year Ended December 31,			Period Ended December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020	2019
Net Asset Value, Beginning of Period	$26.51	$13.03	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.28)	(0.09)	(0.05)	(0.00) (3)
Net Realized and Unrealized Gain (Loss)	2.82	14.41	3.10	(0.02)
Total from Investment Operations	2.54	14.32	3.05	(0.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	(0.03)	—	—
Net Realized Gain	(1.28)	(0.81)	—	—
Total Distributions	(1.30)	(0.84)	—	—
Net Asset Value, End of Period	$27.75	$26.51	$13.03	$9.98
Total Return(4)	9.59%	110.03%	30.30%	0.00% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,478	$7,854	$2,757	$2,017
Ratio of Expenses Before Expense Limitation	1.34%	5.12%	14.17%	913.94% (8)
Ratio of Expenses After Expense Limitation	0.99% (5)	1.00% (5)	1.00% (5)	1.00% (8)
Ratio of Net Investment Loss	(0.85)% (5)	(0.52)% (5)	(0.42)% (5)	(1.00)% (8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.00% (6)	N/A
Portfolio Turnover Rate	75%	46%	74%	0% (7)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Endurance Portfolio

	Class A
	Year Ended December 31,			Period Ended December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020	2019
Net Asset Value, Beginning of Period	$26.33	$12.99	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.38)	(0.19)	(0.09)	(0.00) (3)
Net Realized and Unrealized Gain (Loss)	2.80	14.34	3.10	(0.02)
Total from Investment Operations	2.42	14.15	3.01	(0.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	(0.00) (3)	—	—
Net Realized Gain	(1.28)	(0.81)	—	—
Total Distributions	(1.30)	(0.81)	—	—
Net Asset Value, End of Period	$27.45	$26.33	$12.99	$9.98
Total Return(4)	9.20%	109.10%	29.90%	0.00% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,239	$2,462	$13	$10
Ratio of Expenses Before Expense Limitation	1.70%	5.67%	29.52%	927.90% (8)
Ratio of Expenses After Expense Limitation	1.35% (5)	1.35% (5)	1.35% (5)	1.35% (8)
Ratio of Net Investment Loss	(1.16)% (5)	(0.86)% (5)	(0.77)% (5)	(1.35)% (8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.00% (6)	N/A
Portfolio Turnover Rate	75%	46%	74%	0% (7)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Endurance Portfolio

	Class C
	Year Ended December 31,			Period Ended December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020	2019
Net Asset Value, Beginning of Period	$25.93	$12.89	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.62)	(0.33)	(0.18)	(0.00) (3)
Net Realized and Unrealized Gain (Loss)	2.80	14.18	3.09	(0.02)
Total from Investment Operations	2.18	13.85	2.91	(0.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	—	—	—
Net Realized Gain	(1.28)	(0.81)	—	—
Total Distributions	(1.30)	(0.81)	—	—
Net Asset Value, End of Period	$26.81	$25.93	$12.89	$9.98
Total Return(4)	8.41%	107.59%	28.90%	0.00% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,547	$439	$13	$10
Ratio of Expenses Before Expense Limitation	2.53%	7.61%	30.23%	928.63% (8)
Ratio of Expenses After Expense Limitation	2.10% (5)	2.10% (5)	2.10% (5)	2.10% (8)
Ratio of Net Investment Loss	(1.92)% (5)	(1.62)% (5)	(1.52)% (5)	(2.10)% (8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.00% (6)	N/A
Portfolio Turnover Rate	75%	46%	74%	0% (7)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Endurance Portfolio

	Class R6
	Year Ended December 31,			Period Ended December 31, 2018(1)
Selected Per Share Data and Ratios	2021	2020	2019
Net Asset Value, Beginning of Period	$26.53	$13.04	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.24)	(0.08)	(0.04)	(0.00) (3)
Net Realized and Unrealized Gain (Loss)	2.79	14.41	3.10	(0.02)
Total from Investment Operations	2.55	14.33	3.06	(0.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	(0.03)	—	—
Net Realized Gain	(1.28)	(0.81)	—	—
Total Distributions	(1.30)	(0.84)	—	—
Net Asset Value, End of Period	$27.78	$26.53	$13.04	$9.98
Total Return(4)	9.62%	110.08%	30.40%	0.00% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31	$28	$13	$10
Ratio of Expenses Before Expense Limitation	7.59%	16.93%	29.13%	927.65% (8)
Ratio of Expenses After Expense Limitation	0.95% (5)	0.95% (5)	0.95% (5)	0.95% (8)
Ratio of Net Investment Loss	(0.71)% (5)	(0.47)% (5)	(0.37)% (5)	(0.95)% (8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.00% (6)	N/A
Portfolio Turnover Rate	75%	46%	74%	0% (7)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Insight Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$33.83	$17.96	$13.96	$15.43	$12.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)	(0.24)	(0.02)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	(5.05)	17.29	4.41	(0.80)	5.07
Total from Investment Operations	(5.09)	17.05	4.39	(0.83)	5.04
Distributions from and/or in Excess of:
Net Investment Income	(0.01)	—	—	—	—
Net Realized Gain	(10.41)	(1.18)	(0.39)	(0.64)	(1.73)
Total Distributions	(10.42)	(1.18)	(0.39)	(0.64)	(1.73)
Net Asset Value, End of Period	$18.32	$33.83	$17.96	$13.96	$15.43
Total Return(3)	(14.25)%	94.98%	31.49%	(5.75)%	41.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$201,294	$314,038	$87,595	$60,271	$7,005
Ratio of Expenses Before Expense Limitation	1.08%	N/A	1.21%	1.82%	3.67%
Ratio of Expenses After Expense Limitation	1.00% (4)(5)	1.09% (4)	1.09% (4)	1.09% (4)	1.09% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00% (4)(5)	N/A	1.09% (4)	N/A	N/A
Ratio of Net Investment Loss	(0.12)% (4)	(0.94)% (4)	(0.11)% (4)	(0.19)% (4)	(0.19)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	112%	85%	95%	130%	103%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Insight Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$32.98	$17.57	$13.71	$15.21	$12.01
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)	(0.29)	(0.07)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss)	(4.92)	16.88	4.32	(0.78)	5.01
Total from Investment Operations	(5.05)	16.59	4.25	(0.86)	4.93
Distributions from and/or in Excess of:
Net Realized Gain	(10.41)	(1.18)	(0.39)	(0.64)	(1.73)
Net Asset Value, End of Period	$17.52	$32.98	$17.57	$13.71	$15.21
Total Return(3)	(14.49)%	94.46%	31.04%	(6.03)%	41.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,157	$103,550	$43,576	$33,240	$4,577
Ratio of Expenses Before Expense Limitation	1.36%	N/A	1.48%	1.95%	3.88%
Ratio of Expenses After Expense Limitation	1.30% (4)(5)	1.35% (4)	1.41% (4)	1.41% (4)(6)	1.41% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.30% (4)(5)	N/A	1.41% (4)	N/A	N/A
Ratio of Net Investment Loss	(0.41)% (4)	(1.20)% (4)	(0.43)% (4)	(0.54)% (4)	(0.52)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (7)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	112%	85%	95%	130%	103%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(6)

Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(7)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Insight Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$31.34	$16.82	$13.21	$14.75	$11.74
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.30)	(0.40)	(0.16)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss)	(4.66)	16.10	4.16	(0.74)	4.89
Total from Investment Operations	(4.96)	15.70	4.00	(0.90)	4.74
Distributions from and/or in Excess of:
Net Realized Gain	(10.41)	(1.18)	(0.39)	(0.64)	(1.73)
Net Asset Value, End of Period	$15.97	$31.34	$16.82	$13.21	$14.75
Total Return(3)	(14.96)%	93.38%	30.32%	(6.50)%	40.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$602	$923	$573	$462	$327
Ratio of Expenses Before Expense Limitation	2.04%	2.09%	2.16%	3.29%	5.07%
Ratio of Expenses After Expense Limitation	1.87% (4)(5)	1.94% (4)	1.94% (4)	1.94% (4)	1.94% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.87% (4)(5)	N/A	1.94% (4)	N/A	N/A
Ratio of Net Investment Loss	(0.98)% (5)	(1.79)% (4)	(0.96)% (4)	(1.03)% (4)	(1.05)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	112%	85%	95%	130%	103%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Insight Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$30.73	$16.54	$13.03	$14.60	$11.66
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.34)	(0.43)	(0.19)	(0.18)	(0.19)
Net Realized and Unrealized Gain (Loss)	(4.58)	15.80	4.09	(0.75)	4.86
Total from Investment Operations	(4.92)	15.37	3.90	(0.93)	4.67
Distributions from and/or in Excess of:
Net Realized Gain	(10.41)	(1.18)	(0.39)	(0.64)	(1.73)
Net Asset Value, End of Period	$15.40	$30.73	$16.54	$13.03	$14.60
Total Return(3)	(15.14)%	92.97%	29.97%	(6.77)%	40.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,824	$20,633	$10,984	$9,272	$549
Ratio of Expenses Before Expense Limitation	2.08%	N/A	2.24%	2.70%	5.22%
Ratio of Expenses After Expense Limitation	2.04% (4)(5)	2.11% (4)	2.19% (4)	2.19% (4)	2.19% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.04% (4)(5)	N/A	2.19% (4)	N/A	N/A
Ratio of Net Investment Loss	(1.14)% (4)	(1.96)% (4)	(1.21)% (4)	(1.29)% (4)	(1.30)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	112%	85%	95%	130%	103%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Insight Portfolio

Class R6
Selected Per Share Data and Ratios	Period from June 14, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$33.39
Loss from Investment Operations:
Net Investment Loss(2)	(0.20)
Net Realized and Unrealized Loss	(4.45)
Total from Investment Operations	(4.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)
Net Realized Gain	(10.41)
Total Distributions	(10.44)
Net Asset Value, End of Period	$18.30
Total Return(3)	(13.11)% (6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9
Ratio of Expenses Before Expense Limitation	17.00% (7)
Ratio of Expenses After Expense Limitation	0.95% (4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95% (4)(7)
Ratio of Net Investment Loss	(0.62)% (4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (5)(7)
Portfolio Turnover Rate	112%

(1)	Commencement of Offering.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Permanence Portfolio

	Class I
	Year Ended December 31,		Period from April 30, 2019(2) to December 31, 2019(1)
Selected Per Share Data and Ratios	2021	2020(1)
Net Asset Value, Beginning of Period	$13.41	$10.63	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)	(0.03)	0.04
Net Realized and Unrealized Gain	2.56	2.90	0.59
Total from Investment Operations	2.55	2.87	0.63
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.07)	—
Net Realized Gain	(2.19)	(0.02)	—
Total Distributions	(2.24)	(0.09)	—
Net Asset Value, End of Period	$13.72	$13.41	$10.63
Total Return(4)	19.73%	27.06%	6.30% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,947	$3,202	$2,471
Ratio of Expenses Before Expense Limitation	7.77%	8.62%	12.79% (8)
Ratio of Expenses After Expense Limitation	1.00% (5)	1.00% (5)	0.99% (5)(8)
Ratio of Net Investment Income (Loss)	(0.04)% (5)	(0.30)% (5)	0.53% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.01% (8)
Portfolio Turnover Rate	57%	113%	35% (7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Permanence Portfolio

	Class A
	Year Ended December 31,		Period from April 30, 2019(2) to December 31, 2019(1)
Selected Per Share Data and Ratios	2021	2020(1)
Net Asset Value, Beginning of Period	$13.37	$10.61	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.06)	(0.07)	0.01
Net Realized and Unrealized Gain	2.54	2.89	0.60
Total from Investment Operations	2.48	2.82	0.61
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.04)	—
Net Realized Gain	(2.19)	(0.02)	—
Total Distributions	(2.24)	(0.06)	—
Net Asset Value, End of Period	$13.61	$13.37	$10.61
Total Return(4)	19.27%	26.57%	6.10% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29	$19	$11
Ratio of Expenses Before Expense Limitation	17.77%	26.08%	30.61% (8)
Ratio of Expenses After Expense Limitation	1.35% (5)	1.35% (5)	1.34% (5)(8)
Ratio of Net Investment Income (Loss)	(0.42)% (5)	(0.65)% (5)	0.17% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.01% (8)
Portfolio Turnover Rate	57%	113%	35% (7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Permanence Portfolio

	Class C
	Year Ended December 31,		Period from April 30, 2019(2) to December 31, 2019(1)
Selected Per Share Data and Ratios	2021	2020(1)
Net Asset Value, Beginning of Period	$13.24	$10.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.16)	(0.15)	(0.04)
Net Realized and Unrealized Gain	2.50	2.85	0.60
Total from Investment Operations	2.34	2.70	0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	—	—
Net Realized Gain	(2.19)	(0.02)	—
Total Distributions	(2.24)	(0.02)	—
Net Asset Value, End of Period	$13.34	$13.24	$10.56
Total Return(4)	18.39%	25.60%	5.60%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16	$13	$11
Ratio of Expenses Before Expense Limitation	24.91%	28.45%	31.59%(8)
Ratio of Expenses After Expense Limitation	2.10% (5)	2.10% (5)	2.09%(5)(8)
Ratio of Net Investment Loss	(1.13)% (5)	(1.40)% (5)	(0.57)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)	0.01%(8)
Portfolio Turnover Rate	57%	113%	35%(7)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Global Permanence Portfolio

	Class R6
	Year Ended December 31,		Period from April 30, 2019(2) to December 31, 2019(1)
Selected Per Share Data and Ratios	2021	2020(1)
Net Asset Value, Beginning of Period	$13.42	$10.64	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00 (4)	(0.03)	0.04
Net Realized and Unrealized Gain	2.55	2.91	0.60
Total from Investment Operations	2.55	2.88	0.64
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.08)	—
Net Realized Gain	(2.19)	(0.02)	—
Total Distributions	(2.24)	(0.10)	—
Net Asset Value, End of Period	$13.73	$13.42	$10.64
Total Return(5)	19.71%	27.09%	6.40% (8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16	$14	$11
Ratio of Expenses Before Expense Limitation	22.49%	26.62%	30.53% (9)
Ratio of Expenses After Expense Limitation	0.95% (6)	0.95% (6)	0.94% (6)(9)
Ratio of Net Investment Income (Loss)	0.01% (6)	(0.24)% (6)	0.59% (6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (7)	0.00% (7)	0.01% (9)
Portfolio Turnover Rate	57%	113%	35% (8)

(1)	Not consolidated.
(2)	Commencement of Operations.
(3)	Per share amount is based on average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Calculated based on the net asset value as of the last business day of the period.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$91.47	$46.33	$41.75	$41.65	$35.19
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.50)	(0.38)	(0.19)	(0.08)	(0.11)
Net Realized and Unrealized Gain	1.32	54.08	9.73	3.50	15.39
Total from Investment Operations	0.82	53.70	9.54	3.42	15.28
Distributions from and/or in Excess of:
Net Realized Gain	(18.00)	(8.56)	(4.96)	(3.32)	(8.82)
Net Asset Value, End of Period	$74.29	$91.47	$46.33	$41.75	$41.65
Total Return(3)	0.43%	115.57%	23.16%	7.66%	43.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,234,787	$6,816,690	$2,440,640	$1,785,893	$991,362
Ratio of Expenses Before Expense Limitation	0.56%	N/A	0.59%	N/A	N/A
Ratio of Expenses After Expense Limitation	0.56% (4)	0.54% (4)	0.58% (4)	0.58% (4)	0.61% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	0.58% (5)	N/A	0.61% (4)
Ratio of Net Investment Loss	(0.51)% (4)	(0.53)% (4)	(0.38)% (4)	(0.17)% (4)	(0.25)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (5)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	59%	60%	87%	41%	55%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Growth Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$85.31	$43.57	$39.61	$39.77	$33.97
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.70)	(0.51)	(0.30)	(0.19)	(0.22)
Net Realized and Unrealized Gain	1.27	50.81	9.22	3.35	14.84
Total from Investment Operations	0.57	50.30	8.92	3.16	14.62
Distributions from and/or in Excess of:
Net Realized Gain	(18.00)	(8.56)	(4.96)	(3.32)	(8.82)
Net Asset Value, End of Period	$67.88	$85.31	$43.57	$39.61	$39.77
Total Return(3)	0.16%	115.09%	22.81%	7.39%	43.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,307,929	$5,465,808	$2,399,450	$2,043,706	$1,827,833
Ratio of Expenses Before Expense Limitation	0.82%	N/A	0.84%	N/A	N/A
Ratio of Expenses After Expense Limitation	0.82% (4)	0.79% (4)	0.83% (4)	0.84% (4)	0.88% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	0.83% (4)	N/A	0.88% (4)
Ratio of Net Investment Loss	(0.77)% (4)	(0.77)% (4)	(0.64)% (4)	(0.43)% (4)	(0.52)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (5)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	59%	60%	87%	41%	55%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Growth Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$78.85	$40.77	$37.51	$37.99	$32.90
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(1.03)	(0.76)	(0.50)	(0.39)	(0.43)
Net Realized and Unrealized Gain	1.23	47.40	8.72	3.23	14.34
Total from Investment Operations	0.20	46.64	8.22	2.84	13.91
Distributions from and/or in Excess of:
Net Realized Gain	(18.00)	(8.56)	(4.96)	(3.32)	(8.82)
Net Asset Value, End of Period	$61.05	$78.85	$40.77	$37.51	$37.99
Total Return(3)	(0.30)%	114.01%	22.22%	6.89%	42.69%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$151,668	$173,317	$93,053	$83,818	$90,177
Ratio of Expenses Before Expense Limitation	1.28%	N/A	1.33%	N/A	N/A
Ratio of Expenses After Expense Limitation	1.28% (4)	1.29% (4)	1.32% (4)	1.31% (4)	1.42% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	1.32% (4)	N/A	1.42% (4)
Ratio of Net Investment Loss	(1.24)% (4)	(1.27)% (4)	(1.12)% (4)	(0.90)% (4)	(1.05)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (5)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	59%	60%	87%	41%	55%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Growth Portfolio

	Class C
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$77.49	$40.23	$37.17	$37.76	$32.81
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(1.23)	(0.93)	(0.61)	(0.51)	(0.51)
Net Realized and Unrealized Gain	1.23	46.75	8.63	3.24	14.28
Total from Investment Operations	0.00 (3)	45.82	8.02	2.73	13.77
Distributions from and/or in Excess of:
Net Realized Gain	(18.00)	(8.56)	(4.96)	(3.32)	(8.82)
Net Asset Value, End of Period	$59.49	$77.49	$40.23	$37.17	$37.76
Total Return(4)	(0.55)%	113.48%	21.91%	6.61%	42.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$524,748	$514,190	$166,303	$92,431	$37,524
Ratio of Expenses Before Expense Limitation	1.55%	N/A	1.59%	N/A	N/A
Ratio of Expenses After Expense Limitation	1.55% (5)	1.53% (5)	1.58% (5)	1.57% (5)	1.63% (5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	1.58% (5)	N/A	1.63%
Ratio of Net Investment Loss	(1.50)% (5)	(1.51)% (5)	(1.38)% (5)	(1.17)% (5)	(1.26)% (5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	59%	60%	87%	41%	55%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Growth Portfolio

	Class R6
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$92.42	$46.73	$42.04	$41.89	$35.32
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.41)	(0.32)	(0.15)	(0.04)	(0.07)
Net Realized and Unrealized Gain	1.31	54.57	9.80	3.51	15.46
Total from Investment Operations	0.90	54.25	9.65	3.47	15.39
Distributions from and/or in Excess of:
Net Realized Gain	(18.00)	(8.56)	(4.96)	(3.32)	(8.82)
Net Asset Value, End of Period	$75.32	$92.42	$46.73	$42.04	$41.89
Total Return(3)	0.51%	115.76%	23.26%	7.74%	43.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,585,865	$3,743,697	$1,560,148	$1,202,659	$1,131,543
Ratio of Expenses Before Expense Limitation	0.46%	N/A	0.50%	N/A	N/A
Ratio of Expenses After Expense Limitation	0.46% (4)	0.47% (4)	0.49% (4)	0.50% (4)	0.53% (4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	N/A	0.49% (4)	N/A	0.53% (4)
Ratio of Net Investment Loss	(0.41)% (4)	(0.45)% (4)	(0.29)% (4)	(0.09)% (4)	(0.16)% (4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (5)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	59%	60%	87%	41%	55%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Inception Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$25.48	$11.19	$9.62	$10.90	$13.26
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.15)	(0.10)	0.01	(0.05)	(0.11)
Net Realized and Unrealized Gain (Loss)	(0.74)	16.84	3.50	0.16	2.91
Total from Investment Operations	(0.89)	16.74	3.51	0.11	2.80
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	—	—	—	—
Net Realized Gain	(4.76)	(2.45)	(1.94)	(1.39)	(5.16)
Total Distributions	(4.87)	(2.45)	(1.94)	(1.39)	(5.16)
Redemption Fees	0.03	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net Asset Value, End of Period	$19.75	$25.48	$11.19	$9.62	$10.90
Total Return(4)	(3.33)%	150.57%	37.11%	0.29%	21.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$743,854	$464,639	$59,092	$60,777	$141,954
Ratio of Expenses Before Expense Limitation	1.12%	1.18%	1.21%	1.17%	1.20%
Ratio of Expenses After Expense Limitation	1.00%(5)	0.99%(5)	0.99%(5)	0.98%(5)	0.99%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.99%(5)	N/A	0.98%(5)	0.99%(5)
Ratio of Net Investment Income (Loss)	(0.49)%(5)	(0.54)%(5)	0.09%(5)	(0.41)%(5)	(0.77)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	111%	132%	99%	79%	97%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Inception Portfolio

	Class A
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$18.68	$8.51	$7.68	$8.99	$11.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.19)	(0.10)	(0.02)	(0.07)	(0.14)
Net Realized and Unrealized Gain (Loss)	(0.53)	12.72	2.79	0.15	2.57
Total from Investment Operations	(0.72)	12.62	2.77	0.08	2.43
Distributions from and/or in Excess of:
Net Investment Income	(0.03)	—	—	—	—
Net Realized Gain	(4.76)	(2.45)	(1.94)	(1.39)	(5.16)
Total Distributions	(4.79)	(2.45)	(1.94)	(1.39)	(5.16)
Redemption Fees	0.03	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net Asset Value, End of Period	$13.20	$18.68	$8.51	$7.68	$8.99
Total Return(4)	(3.70)%	149.86%	36.71%	0.02%	21.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$450,058	$229,641	$45,097	$34,166	$40,531
Ratio of Expenses Before Expense Limitation	1.40%	1.44%	1.52%	1.44%	1.51%
Ratio of Expenses After Expense Limitation	1.33%(5)	1.25%(5)	1.29%(5)	1.25%(5)	1.34%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.25%(5)	N/A	1.25%(5)	1.34%(5)
Ratio of Net Investment Loss	(0.85)%(5)	(0.80)%(5)	(0.23)%(5)	(0.69)%(5)	(1.12)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	111%	132%	99%	79%	97%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Inception Portfolio

	Class L
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$16.45	$7.65	$7.10	$8.46	$11.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.27)	(0.16)	(0.07)	(0.11)	(0.19)
Net Realized and Unrealized Gain (Loss)	(0.45)	11.41	2.56	0.14	2.47
Total from Investment Operations	(0.72)	11.25	2.49	0.03	2.28
Distributions from and/or in Excess of:
Net Realized Gain	(4.76)	(2.45)	(1.94)	(1.39)	(5.16)
Redemption Fees	0.02	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net Asset Value, End of Period	$10.99	$16.45	$7.65	$7.10	$8.46
Total Return	(4.17)%(4)	148.82%(5)	35.91%(4)	(0.58)%(4)	20.95%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,874	$2,543	$1,218	$1,157	$1,310
Ratio of Expenses Before Expense Limitation	1.95%	2.10%	2.15%	2.07%	2.27%
Ratio of Expenses After Expense Limitation	1.85%(6)	1.84%(6)	1.84%(6)	1.84%(6)	1.84%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	1.84%(6)	N/A	1.84%(6)	1.84%(6)
Ratio of Net Investment Loss	(1.36)%(6)	(1.43)%(6)	(0.78)%(6)	(1.28)%(6)	(1.61)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	111%	132%	99%	79%	97%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Inception Portfolio

	Class C
	Year Ended December 31,				Period from May 31, 2017(2) to December 31, 2017(1)
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)
Net Asset Value, Beginning of Period	$17.85	$8.24	$7.55	$8.93	$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.33)	(0.22)	(0.10)	(0.03)	(0.13)
Net Realized and Unrealized Gain (Loss)	(0.47)	12.28	2.73	0.04	0.63
Total from Investment Operations	(0.80)	12.06	2.63	0.01	0.50
Distributions from and/or in Excess of:
Net Realized Gain	(4.76)	(2.45)	(1.94)	(1.39)	(5.16)
Redemption Fees	0.02	0.00(4)	0.00(4)	0.00(4)	0.00(4)
Net Asset Value, End of Period	$12.31	$17.85	$8.24	$7.55	$8.93
Total Return(5)	(4.37)%	147.97%	35.48%	(0.78)%	4.36%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,148	$12,494	$688	$116	$30
Ratio of Expenses Before Expense Limitation	2.12%	2.26%	2.75%	4.73%	21.29%(9)
Ratio of Expenses After Expense Limitation	2.05%(6)	2.07%(6)	2.09%(6)	2.09%(6)	2.10%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	2.07%(6)	N/A	2.09%(6)	2.10%(6)(9)
Ratio of Net Investment Loss	(1.55)%(6)	(1.61)%(6)	(0.99)%(6)	(1.50)%(6)	(1.82)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)	0.01%	0.01%	0.01%	0.00%(7)(9)
Portfolio Turnover Rate	111%	132%	99%	79%	97%

(1)	Not consolidated.
(2)	Commencement of Offering.
(3)	Per share amount is based on average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Inception Portfolio

	Class R6
	Year Ended December 31,
Selected Per Share Data and Ratios	2021	2020(1)	2019(1)	2018(1)	2017(1)
Net Asset Value, Beginning of Period	$25.73	$11.29	$9.69	$10.96	$13.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.14)	(0.08)	0.01	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss)	(0.74)	16.97	3.53	0.16	2.93
Total from Investment Operations	(0.88)	16.89	3.54	0.12	2.83
Distributions from and/or in Excess of:
Net Investment Income	(0.13)	—	—	—	—
Net Realized Gain	(4.76)	(2.45)	(1.94)	(1.39)	(5.16)
Total Distributions	(4.89)	(2.45)	(1.94)	(1.39)	(5.16)
Redemption Fees	0.03	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net Asset Value, End of Period	$19.99	$25.73	$11.29	$9.69	$10.96
Total Return(4)	(3.29)%	150.79%	37.04%	0.38%	22.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,933	$154,023	$64,712	$110,919	$129,126
Ratio of Expenses Before Expense Limitation	1.00%	1.11%	1.15%	1.11%	1.09%
Ratio of Expenses After Expense Limitation	0.93%(5)	0.92%(5)	0.92%((5)	0.92%(5)	0.92%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A	0.92%(5)	N/A	0.92%(5)	0.92%(5)
Ratio of Net Investment Income (Loss)	(0.44)%(5)	(0.49)%(5)	0.12%(5)	(0.36)%(5)	(0.71)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	111%	132%	99%	79%	97%

(1)	Not consolidated.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Permanence Portfolio

Class I
Selected Per Share Data and Ratios	Year Ended December 31, 2021	Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.65	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00 (4)	(0.00) (4)
Net Realized and Unrealized Gain	2.39	5.51
Total from Investment Operations	2.39	5.51
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	—
Net Realized Gain	(2.51)	(0.86)
Total Distributions	(2.62)	(0.86)
Net Asset Value, End of Period	$14.42	$14.65
Total Return(5)	16.85%	55.46% (8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,807	$3,147
Ratio of Expenses Before Expense Limitation	7.49%	10.85% (9)
Ratio of Expenses After Expense Limitation	0.85% (6)	0.85% (6)(9)
Ratio of Net Investment Income (Loss)	0.01% (6)	(0.02)% (6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (7)	0.00% (7)(9)
Portfolio Turnover Rate	70%	68% (8)

(1)	Commencement of Operations.
(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Calculated based on the net asset value as of the last business day of the period.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Permanence Portfolio

Class A
Selected Per Share Data and Ratios	Year Ended December 31, 2021	Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.61	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)	(0.01)
Net Realized and Unrealized Gain	2.37	5.48
Total from Investment Operations	2.32	5.47
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	—
Net Realized Gain	(2.51)	(0.86)
Total Distributions	(2.62)	(0.86)
Net Asset Value, End of Period	$14.31	$14.61
Total Return(4)	16.41%	55.05% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$324	$256
Ratio of Expenses Before Expense Limitation	8.83%	17.41% (8)
Ratio of Expenses After Expense Limitation	1.20% (5)	1.20% (5)(8)
Ratio of Net Investment Loss	(0.33)% (5)	(0.06)% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)(8)
Portfolio Turnover Rate	70%	68% (7)

(1)	Commencement of Operations.
(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Permanence Portfolio

Class C
Selected Per Share Data and Ratios	Year Ended December 31, 2021	Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.52	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.17)	(0.11)
Net Realized and Unrealized Gain	2.35	5.49
Total from Investment Operations	2.18	5.38
Distributions from and/or in Excess of:
Net Investment Income	(0.03)	—
Net Realized Gain	(2.51)	(0.86)
Total Distributions	(2.54)	(0.86)
Net Asset Value, End of Period	$14.16	$14.52
Total Return(4)	15.52%	54.15% (7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26	$21
Ratio of Expenses Before Expense Limitation	18.17%	24.15% (8)
Ratio of Expenses After Expense Limitation	1.95% (5)	1.95% (5)(8)
Ratio of Net Investment Loss	(1.09)% (5)	(1.08)% (5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (6)	0.00% (6)(8)
Portfolio Turnover Rate	70%	68% (7)

(1)	Commencement of Operations.
(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Permanence Portfolio

	Class R6
Selected Per Share Data and Ratios	Year Ended December 31, 2021	Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.65	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01	(0.00) (4)
Net Realized and Unrealized Gain	2.40	5.51
Total from Investment Operations	2.41	5.51
Distributions from and/or in Excess of:
Net Investment Income	(0.12)	—
Net Realized Gain	(2.51)	(0.86)
Total Distributions	(2.63)	(0.86)
Net Asset Value, End of Period	$14.43	$14.65
Total Return(5)	16.95%	55.45% (8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18	$16
Ratio of Expenses Before Expense Limitation	20.29%	25.34% (9)
Ratio of Expenses After Expense Limitation	0.80% (6)	0.80% (6)(9)
Ratio of Net Investment Income	0.07% (6)	0.03% (6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00% (7)	0.00% (7)(9)
Portfolio Turnover Rate	70%	68% (8)

(1)	Commencement of Operations.
(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Calculated based on the net asset value as of the last business day of the period.
(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Vitality Portfolio

Class I
Selected Per Share Data and Ratios	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00) (3)
Net Realized and Unrealized Loss	(0.15)
Total from Investment Operations	(0.15)
Net Asset Value, End of Period	$9.85
Total Return(4)	(1.50)% (5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,765
Ratio of Expenses Before Expense Limitation	595.07% (6)
Ratio of Expenses After Expense Limitation	0.95% (6)
Ratio of Net Investment Loss	(0.95)% (6)
Portfolio Turnover Rate	0% (5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated using the NAV for US GAAP financial reporting purposes.
(5)	Not annualized.
(6)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Vitality Portfolio

Class A
Selected Per Share Data and Ratios	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00) (3)
Net Realized and Unrealized Loss	(0.15)
Total from Investment Operations	(0.15)
Net Asset Value, End of Period	$9.85
Total Return(4)	(1.50)% (5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49
Ratio of Expenses Before Expense Limitation	598.74% (6)
Ratio of Expenses After Expense Limitation	1.30% (6)
Ratio of Net Investment Loss	(1.30)% (6)
Portfolio Turnover Rate	0% (5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.
(5)	Not annualized.
(6)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Vitality Portfolio

Class C
Selected Per Share Data and Ratios	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00) (3)
Net Realized and Unrealized Loss	(0.15)
Total from Investment Operations	(0.15)
Net Asset Value, End of Period	$9.85
Total Return(4)	(1.50)% (5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49
Ratio of Expenses Before Expense Limitation	599.49% (6)
Ratio of Expenses After Expense Limitation	2.05% (6)
Ratio of Net Investment Loss	(2.05)% (6)
Portfolio Turnover Rate	0% (5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.
(5)	Not annualized.
(6)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Financial Highlights

Vitality Portfolio

Class R6
Selected Per Share Data and Ratios	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.00) (3)
Net Realized and Unrealized Loss	(0.15)
Total from Investment Operations	(0.15)
Net Asset Value, End of Period	$9.85
Total Return(4)	(1.50)% (5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49
Ratio of Expenses Before Expense Limitation	598.49% (6)
Ratio of Expenses After Expense Limitation	0.90% (6)
Ratio of Net Investment Loss	(0.90)% (6)
Portfolio Turnover Rate	0% (5)

(1)	Commencement of Operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated using the NAV for US GAAP financial reporting purposes.
(5)	Not annualized.
(6)	Annualized.

Morgan Stanley Institutional Fund, Inc. Prospectus   |   Appendix

Appendix A

Intermediary-Specific Sales Charge Waivers and Discounts

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a Financial Intermediary. Financial Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s Financial Intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase Fund shares directly from the Fund (or the Distributor) or through another Financial Intermediary to receive these waivers or discounts. A Financial Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Fund, the Adviser or the Distributor. The Fund and the Distributor do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Fund.

*****

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

•	Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

•	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent

•	Breakpoints as described in this Prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI, except that such shareholders will continue to be eligible for front-end sales charge breakpoint discounts as described in the Prospectus.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James

•	Shares purchased in an investment advisory program

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

•	Shares acquired through a right of reinstatement

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

•	Breakpoints as described in this Prospectus

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Janney

Effective May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end Sales Charge Waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans

•	Shares acquired through a right of reinstatement

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC Waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s Prospectus

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney

•	Shares acquired through a right of reinstatement

•	Shares exchanged into the same share class of a different fund

Front-end Sales Charge* Discounts available at Janney: Breakpoints, Rights of Accumulation and/or Letters of Intent

•	Breakpoints as described in this Prospectus

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

•	Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

Oppenheimer & Co. Inc. (“OPCO”)

Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares at Stifel

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

Robert W. Baird & Co. (“Baird”)

Effective January 31, 2021, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•	Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•	A shareholder in the Funds C Shares will have their share converted at net asset value to A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus

•	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family, through Baird, over a 13-month period of time

Ameriprise Financial

The following information applies to Class A share purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial: Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

•	Employer-sponsored retirement plans (e.g., 401(k) plans 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Edward D. Jones & Co., L.P. (“Edward Jones”)

Effective on or after April 29, 2022, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Fund shares, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Fund shares held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

•	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○	A fee-based account held on an Edward Jones platform

○	A 529 account held on an Edward Jones platform

○	An account with an active systematic investment plan or LOI

Morgan Stanley Institutional Fund, Inc. Prospectus  |  Appendix

Appendix A (Con’t)

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Where to Find Additional Information

In addition to this Prospectus, the Funds have an SAI, dated April 29, 2022 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) that contain additional information about the respective Fund’s investments. In each Fund’s Annual Report to Shareholders you will find a discussion of the market conditions and the investment strategies that significantly affected such Fund’s performance during the last fiscal year. For additional Company information, including information regarding the investments comprising each of the Funds, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number below or on our Internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Shareholder Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Morgan Stanley Institutional Fund, Inc.
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call toll-free 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

The Company’s 1940 Act registration number is 811-05624.

© 2022 Morgan Stanley

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